Schedule of Investments (unaudited)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 Asset Management Euro Clo 1 DAC, 3.78%, 04/15/40, (3-mo. EURIBOR + 1.29%)(a)(b)	EUR1,750	$2,017,958
AB BSL CLO 1 Ltd., 5.65%, 10/15/38, (3-mo. CME Term SOFR + 1.90%)(b)(c)	USD480	481,098
AB Issuer LLC, Series 2026-1A, Class A2, 6.41%, 04/30/56(c)	USD536	532,515
Affirm Master Trust
Series 2025-3A, Class A, 4.45%, 10/16/34(c)	USD6,763	6,699,504
Series 2026-1A, Class A, 4.37%, 02/15/34(c)	USD3,392	3,371,278
AGL CLO 10 Ltd., Series 2021-10A, Class A1R2, 4.92%, 04/15/39, (3-mo. CME Term SOFR + 1.17%)(b)(c)	USD1,000	999,479
AGL CLO 40 Ltd., Series 2025-40A, Class A1, 4.97%, 07/22/38, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD2,250	2,250,945
AIMCO CLO 23 Ltd., Series 2025-23A, Class A, 4.86%, 04/20/38, (3-mo. CME Term SOFR + 1.13%)(b)(c)	USD1,020	1,018,070
Aimco CLO 27 Ltd., 4.82%, 04/20/39, (3-mo. CME Term SOFR + 1.14%)(b)(c)	USD650	649,570
Allied Credit ABS Trust
5.34%, 04/17/34, (1-mo. BB Swap + 1.03%)(a)(b)	AUD3,760	2,645,314
5.66%, 04/17/34, (1-mo. BB Swap + 1.35%)(a)(b)	AUD706	496,633
5.36%, 04/17/34, (1-mo. BB Swap + 1.05%)(a)(b)	AUD2,351	1,654,270
ALLO Issuer LLC
7.46%, 06/20/56(c)	USD2,175	2,172,768
Series 2026-1A, Class A2, 5.61%, 06/20/56(c)	USD569	570,357
Anchorage Capital CLO 29 Ltd., 4.92%, 03/31/39, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD2,540	2,540,899
Anchorage Capital CLO Ltd., Series 2026-22A, Class AR4, 4.96%, 01/20/39, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD9,360	9,364,100
Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, 4.96%, 10/21/38, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD1,000	1,000,795
Arcano Euro Clo IV DAC, 4.01%, 01/17/39, (3-mo. EURIBOR + 1.29%)(a)(b)	EUR3,000	3,464,632
Ares Loan Funding VIII Ltd., Series 2024-ALF8, Class A1, 5.03%, 01/24/38, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD2,310	2,312,980
Arini European Clo X DAC, 3.62%, 07/15/40, (3-mo. EURIBOR + 1.28%)(a)(b)	EUR4,600	5,255,268
Arini U.S. CLO V Ltd., Series 5A, Class A, 4.90%, 04/15/39, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD1,155	1,156,295
Asimi Funding PLC
Series 2025-1, Class A, 4.69%, 05/16/32, (1-day SONIA+ 0.95%)(a)(b)	GBP328	442,365
Series 2025-1, Class B, 5.14%, 05/16/32, (1-day SONIA+ 1.40%)(a)(b)	GBP73	98,190
Asset-Backed European Securitisation Transaction Twenty-Five SRL, Series 25, Class B, 3.52%, 11/15/39, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR70	80,496
Security	Par (000)	Value
Asset-Backed European Securitisation Transaction Twenty-Three SARL
Series 23, Class C, 3.81%, 03/21/34, (1-mo. EURIBOR + 1.60%)(a)(b)	EUR69	$80,124
Series 23, Class D, 4.11%, 03/21/34, (1-mo. EURIBOR + 1.90%)(a)(b)	EUR69	80,097
Series 23, Class E, 4.61%, 03/21/34, (1-mo. EURIBOR + 2.40%)(a)(b)	EUR69	80,336
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, 3.88%, 12/29/36, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR58	67,158
Series 2024-1, Class D, 4.48%, 12/29/36, (1-mo. EURIBOR + 2.30%)(a)(b)	EUR58	67,507
Auto ABS Spanish Loans
2.80%, 12/28/38, (1-mo. EURIBOR + 0.60%)(a)(b)	EUR1,100	1,267,582
3.00%, 12/28/38, (1-mo. EURIBOR + 0.80%)(a)(b)	EUR700	802,596
Series 2026-1, Class C, 3.25%, 12/28/38, (1-mo. EURIBOR + 1.05%)(a)(b)	EUR100	114,407
Series 2026-1, Class D, 3.80%, 12/28/38, (1-mo. EURIBOR + 1.60%)(a)(b)	EUR100	115,351
Auto ABS Spanish Loans FT, 3.06%, 09/28/38, (1-mo. EURIBOR + 0.85%)(a)(b)	EUR1,487	1,716,578
Auto1 Car Funding Sarl Compartment FinanceHero 3
Series 3, Class C, 3.47%, 07/15/35, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR200	230,472
Series 3, Class D, 3.92%, 07/15/35, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR100	115,557
AutoFlorence 2 SRL
2.88%, 12/24/44, (1-mo. EURIBOR + 0.70%)(a)(b)	EUR1,059	1,221,029
2.93%, 12/24/44, (1-mo. EURIBOR + 0.75%)(a)(b)	EUR92	106,234
AutoFlorence 3 SRL, 4.57%, 12/25/46, (1-mo. EURIBOR + 2.35%)(a)(b)	EUR119	139,010
Autonoria Spain FT, 4.22%, 01/26/40, (1-mo. EURIBOR + 2.00%)(a)(b)	EUR139	162,267
Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1R, 4.96%, 04/16/39, (3-mo. CME Term SOFR + 1.17%)(b)(c)	USD1,460	1,458,831
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3, 5.05%, 10/25/38, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD1,235	1,236,438
Basswood Park CLO Ltd., 4.76%, 04/20/34, (3-mo. CME Term SOFR + 1.03%)(b)(c)	USD1,535	1,535,155
Battalion CLO VIII Ltd., Series 2015-8A, Class BR3, 4.98%, 07/18/30, (3-mo. CME Term SOFR + 1.25%)(b)(c)	USD434	433,739
Battalion CLO XI Ltd., 4.91%, 04/24/34, (3-mo. CME Term SOFR + 1.13%)(b)(c)	USD2,567	2,569,212
Battalion CLO XIX Ltd., 5.35%, 04/15/34, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD4,000	4,001,680
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 5.46%, 01/25/38, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD1,298	1,299,355

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Birch Grove CLO 13 Ltd., 5.06%, 10/23/38, (3-mo. CME Term SOFR + 1.31%)(b)(c)	USD1,700	$1,703,625
Birch Grove CLO 16 Ltd., 6.66%, 04/23/39, (3-mo. CME Term SOFR + 2.95%)(b)(c)	USD1,045	1,048,702
Birch Grove CLO 3 Ltd., Series 2021-3A, Class A1R, 4.99%, 01/19/38, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD4,615	4,619,932
Birch Grove CLO 7 Ltd., 4.99%, 10/20/38, (3-mo. CME Term SOFR + 1.26%)(b)(c)	USD4,840	4,846,904
Blueberry Park CLO Ltd., Series 2024-1A, Class A, 5.08%, 10/20/37, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD2,000	2,002,411
Bridgepoint Clo XI DAC, 3.88%, 07/20/39, (3-mo. EURIBOR + 1.26%)(a)(b)	EUR2,500	2,882,875
Brignole Co., 4.18%, 02/24/42, (1-mo. EURIBOR + 2.00%)(a)(b)	EUR40	46,073
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, 4.95%, 04/15/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD335	334,796
Series 2023-21A, Class AR, 5.00%, 10/18/38, (3-mo. CME Term SOFR + 1.27%)(b)(c)	USD1,690	1,692,584
BVBA Consumer Auto FT
3.07%, 02/25/42, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR600	688,373
2.82%, 02/25/42, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR1,100	1,266,655
Series 2026-1, Class C, 3.32%, 02/25/42, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR200	230,323
BVBA Consumer Fondo de Titulizacion
2.85%, 05/20/39, (3-mo. EURIBOR + 0.63%)(a)(b)	EUR1,313	1,512,018
Series 2026-1, Class B, 3.17%, 05/20/39, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR844	968,203
Canyon CLO Ltd., 4.84%, 07/15/34, (3-mo. CME Term SOFR + 1.09%)(b)(c)	USD1,470	1,471,038
Cardiff Auto Receivables Securitisation PLC
5.63%, 08/20/31(a)(b)	GBP266	359,826
Series 2024-1, Class B, 5.14%, 08/20/31, (1-day SONIA+ 1.40%)(a)(b)	GBP611	824,419
Series 2024-1, Class D, 6.34%, 08/20/31, (1-day SONIA+ 2.60%)(a)(b)	GBP202	274,704
Carlyle U.S. CLO Ltd., 6.67%, 04/15/39, (3-mo. CME Term SOFR + 3.00%)(b)(c)	USD1,195	1,197,208
Cbam Ltd., Series 2018-7A, Class A, 5.09%, 07/20/31, (3-mo. CME Term SOFR + 1.36%)(b)(c)	USD26	26,452
CIFC Funding Ltd.
5.40%, 07/23/37, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD500	501,410
6.78%, 10/20/37, (3-mo. CME Term SOFR + 3.05%)(b)(c)	USD535	536,486
Series 2017-5A, Class AR, 5.16%, 07/17/37, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD3,500	3,502,731
Series 2018-2A, Class A1R, 5.10%, 10/20/37, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD1,250	1,252,125
Security	Par (000)	Value
Citibank Credit Card Issuance Trust, 4.54%, 05/14/29, (1-mo. CME Term SOFR + 0.88%)(b)	USD298	$299,452
College Avenue Student Loans LLC, Series 2021-A, Class A1, 4.94%, 07/25/51, (1-mo. CME Term SOFR + 1.21%)(b)(c)	USD104	104,000
Compartment BL Consumer Credit
3.12%, 09/25/41, (1-mo. EURIBOR + 0.90%)(b)	EUR817	941,438
2.85%, 09/25/41, (1-mo. EURIBOR + 0.63%)(b)	EUR899	1,036,473
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(c)	USD1,525	1,482,876
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.90%, 02/25/56(c)	USD2,528	2,463,633
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
8.10%, 12/20/55(c)	USD2,500	2,542,092
Series 2025-4A, Class B, 5.77%, 12/20/55(c)	USD1,545	1,534,463
CQS U.S. CLO 5 Ltd., 5.40%, 01/17/39, (3-mo. CME Term SOFR + 1.65%)(b)(c)	USD1,000	1,002,530
Curzon Mortgages No. 2 PLC, 4.60%, 07/28/49, (1-day SONIA+ 0.85%)(a)(b)	GBP7,981	10,741,673
DB Master Finance LLC, Series 2026-1A, Class A2I, 5.20%, 05/20/56(c)	USD3,605	3,576,819
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A1R, 4.99%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD1,800	1,801,962
Dilosk Rmbs NO 9 Dac, 2.85%, 01/25/63, (3-mo. EURIBOR + 0.68%)(a)(b)	EUR610	703,318
Dowson PLC
4.84%, 05/20/33, (1-day SONIA+ 1.10%)(a)(b)	GBP933	1,258,459
Series 2024-1, Class C, 5.34%, 08/20/31, (1-day SONIA+ 1.60%)(a)(b)	GBP117	157,938
Series 2024-1, Class D, 6.09%, 08/20/31, (1-day SONIA+ 2.35%)(a)(b)	GBP100	135,543
Series 2026-1, Class C, 5.14%, 05/20/33, (1-day SONIA+ 1.40%)(a)(b)	GBP123	165,846
Series 2026-1, Class D, 5.39%, 05/20/33, (1-day SONIA+ 1.65%)(a)(b)	GBP102	137,530
Dryden 43 Senior Loan Fund, 4.80%, 04/20/34, (3-mo. CME Term SOFR + 1.07%)(b)(c)	USD7,877	7,879,103
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, 5.12%, 10/15/37, (3-mo. CME Term SOFR + 1.37%)(b)(c)	USD2,060	2,063,533
Dutch Property Finance BV, 3.24%, 10/28/59, (3-mo. EURIBOR + 0.75%)(a)(b)	EUR4,708	5,433,860
ECARAT DE SA Compartment Lease
Series 2026-1, Class B, 3.23%, 10/25/34, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR1,400	1,614,897
Series 2026-1, Class C, 3.43%, 10/25/34, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR300	345,433
Series 2026-1, Class D, 3.73%, 10/25/34, (1-mo. EURIBOR + 1.45%)(a)(b)	EUR300	345,734
E-Carat U.K. PLC
4.74%, 01/26/34, (1-day SONIA+ 1.00%)(a)(b)	GBP243	327,595
Series 2026-1, Class C, 4.94%, 01/26/34, (1-day SONIA+ 1.20%)(a)(b)	GBP100	134,745

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Series 2026-1, Class D, 5.19%, 01/26/34, (1-day SONIA+ 1.45%)(a)(b)	GBP100	$134,701
ECMC Group Student Loan Trust, 4.55%, 05/25/76, (30-day Avg SOFR + 0.93%)(b)(c)	USD21,588	21,568,684
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, 5.70%, 03/22/57, (1-day SONIA+ 1.95%)(a)(b)	GBP253	344,517
Series 2024-1, Class D, 6.30%, 03/22/57, (1-day SONIA+ 2.55%)(a)(b)	GBP146	199,723
Edgeconnex Data Centers Europe BV, Series 2026-1X, Class A2, 4.50%, 04/30/56(a)(d)	EUR1,024	1,177,377
Elmwood CLO II Ltd., 5.43%, 10/20/37, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD4,200	4,209,703
Elmwood CLO III Ltd., 5.33%, 07/18/37, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD500	500,659
Elmwood CLO VI Ltd., 5.28%, 07/18/37, (3-mo. CME Term SOFR + 1.55%)(b)(c)	USD2,240	2,246,519
Elmwood European CLO 2 DAC, 3.99%, 07/15/38, (3-mo. EURIBOR + 1.28%)(a)(b)	EUR2,000	2,309,992
Empower CLO Ltd., 5.12%, 10/20/37, (3-mo. CME Term SOFR + 1.39%)(b)(c)	USD1,895	1,898,411
Enterprise Fleet Financing LLC
5.06%, 03/20/31(c)	USD492	495,056
4.56%, 11/20/28(c)	USD1,370	1,372,069
Fair Oaks Loan Funding VII DAC, 3.64%, 07/15/39, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR4,600	5,310,382
FIGRE Trust, Series 2026-HE2, Class A, 5.05%, 01/25/56(b)(c)	USD1,539	1,511,203
Finance Ireland Auto Receivables No. 2 DAC
2.95%, 11/14/34, (1-mo. EURIBOR + 0.68%)(a)(b)	EUR1,619	1,867,716
Series 2, Class B, 3.17%, 11/14/34, (1-mo. EURIBOR + 0.90%)(a)(b)	EUR123	141,241
Finance Ireland Auto Receivables No. 3 DAC
Series 3, Class B, 3.17%, 06/15/34, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR141	162,192
Series 3, Class C, 3.37%, 06/15/34, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR98	112,367
Flatiron CLO 23 LLC, 4.99%, 04/17/36, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD1,455	1,455,474
Ford Credit Floorplan Master Owner Trust A, 5.24%, 04/15/31(c)	USD3,850	3,904,672
Fortuna Consumer Loan Abs DAC, Series 2026-1, Class C, 3.51%, 10/18/37, (1-mo. EURIBOR + 1.30%)(a)(b)	EUR200	231,117
Fortuna Consumer Loan ABS DAC
3.56%, 02/18/34, (1-mo. EURIBOR + 1.35%)(a)(b)	EUR78	90,022
4.51%, 02/18/34, (1-mo. EURIBOR + 2.30%)(a)(b)	EUR39	45,311
2.91%, 04/18/35, (1-mo. EURIBOR + 0.70%)(a)(b)	EUR2,084	2,403,064
2.98%, 02/18/37, (1-mo. EURIBOR + 0.69%)(a)(b)	EUR4,300	4,957,061
3.19%, 02/18/37, (1-mo. EURIBOR + 0.90%)(a)(b)	EUR1,400	1,614,410
Series 2024-2, Class B, 3.51%, 10/18/34, (1-mo. EURIBOR + 1.30%)(b)	EUR231	266,792
Series 2024-2, Class C, 3.86%, 10/18/34, (1-mo. EURIBOR + 1.65%)(b)	EUR58	66,812
Series 2025-1, Class B, 3.21%, 04/18/35, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR417	480,887
Security	Par (000)	Value
Series 2025-1, Class C, 3.56%, 04/18/35, (1-mo. EURIBOR + 1.35%)(a)(b)	EUR83	$96,223
Series 2026-2, Class C, 3.44%, 02/18/37, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR400	461,260
Series 2026-2, Class D, 3.74%, 02/18/37, (1-mo. EURIBOR + 1.45%)(a)(b)	EUR300	345,945
Foundation Finance Trust
5.50%, 12/15/49(c)	USD1,619	1,629,888
Series 2025-1A, Class A, 4.95%, 04/15/50(c)	USD2,046	2,032,670
Series 2025-3A, Class A, 4.56%, 08/15/52(c)	USD1,037	1,024,111
Series 2025-3A, Class B, 4.87%, 08/15/52(c)	USD918	907,780
FS Rialto Issuer LLC, Series 2026-FL11, Class A, 5.12%, 01/19/44, (1-mo. CME Term SOFR + 1.45%)(b)(c)	USD3,810	3,817,113
FTA Consumo Santander
Series 7, Class B, 3.79%, 07/20/38, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR101	116,231
Series 7, Class C, 4.14%, 07/20/38, (3-mo. EURIBOR + 1.65%)(a)(b)	EUR101	116,358
Galaxy XXII CLO Ltd., 4.81%, 04/16/34, (3-mo. CME Term SOFR + 1.02%)(b)(c)	USD2,902	2,902,117
GAMMA Sociedade de Titularizacao de Creditos, 3.10%, 02/25/34, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR641	741,248
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 4, Series 4, Class C, 3.87%, 12/23/36, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR100	115,230
GMF Floorplan Owner Revolving Trust, 4.73%, 11/15/29(c)	USD2,831	2,840,555
Golden Bar Securitisation SRL, Series 2024-1, Class B, 3.89%, 09/22/43, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR137	159,115
Golden Ray SA Compartment 1
4.22%, 12/27/57, (1-mo. EURIBOR + 2.00%)(a)(b)	EUR100	114,585
Series 1, Class A2, 3.02%, 12/27/57, (1-mo. EURIBOR + 0.80%)(a)(b)	EUR560	644,965
Series 1, Class B, 3.72%, 12/27/57, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR100	114,733
Golden Ray SA Compartment 3
3.12%, 07/28/59, (1-mo. EURIBOR + 0.90%)(a)(b)	EUR2,400	2,768,437
Series 3, Class B, 3.32%, 07/28/59, (1-mo. EURIBOR + 1.10%)(a)(b)	EUR300	345,951
Series 3, Class C, 3.72%, 07/28/59, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR100	115,317
GoldenTree Loan Management U.S. CLO 8 Ltd., 4.88%, 10/20/34, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD1,430	1,430,581
Golub Capital Partners CLO 50B-R Ltd., 5.23%, 04/20/35, (3-mo. CME Term SOFR + 1.50%)(b)(c)	USD1,595	1,594,506
Golub Capital Partners CLO 66B Ltd., 5.26%, 07/25/38, (3-mo. CME Term SOFR + 1.45%)(b)(c)	USD1,890	1,895,180
GoodLeap Home Improvement Solutions Trust, Series 2025-3A, Class A, 5.00%, 10/20/49(c)	USD2,177	2,143,923
GreenSky Home Improvement Issuer Trust
4.89%, 06/25/60(c)	USD855	851,537
Series 2026-REV1, Class C, 5.45%, 05/15/41(c)	USD350	347,681

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, 5.08%, 01/20/38, (3-mo. CME Term SOFR + 1.35%)(b)(c)	USD1,500	$1,502,519
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, 5.18%, 07/20/38, (3-mo. CME Term SOFR + 1.45%)(b)(c)	USD2,250	2,256,084
Henley CLO VII DAC, 3.23%, 04/25/39, (3-mo. EURIBOR + 1.24%)(a)(b)	EUR740	852,951
Hermitage PLC
4.61%, 07/21/46, (1-day SONIA+ 0.88%)(a)(b)	GBP3,165	4,267,329
4.78%, 07/21/46, (1-day SONIA+ 1.05%)(a)(b)	GBP518	698,183
Series 2024-1, Class C, 5.34%, 04/21/33, (1-day SONIA+ 1.60%)(a)(b)	GBP37	50,609
Series 2024-1, Class D, 6.09%, 04/21/33, (1-day SONIA+ 2.35%)(a)(b)	GBP33	44,467
Series 2026-1, Class C, 5.03%, 07/21/46, (1-day SONIA+ 1.30%)(a)(b)	GBP140	188,560
Series 2026-1, Class D, 5.28%, 07/21/46, (1-day SONIA+ 1.55%)(a)(b)	GBP117	157,544
Hill FL BV
4.26%, 02/18/32, (1-mo. EURIBOR + 2.05%)(a)(b)	EUR49	57,237
5.41%, 02/18/32, (1-mo. EURIBOR + 3.20%)(a)(b)	EUR49	57,325
2.93%, 10/18/32, (1-mo. EURIBOR + 0.72%)(a)(b)	EUR912	1,050,720
Series 2024-2FL, Class D, 4.16%, 10/18/32, (1-mo. EURIBOR + 1.95%)(a)(b)	EUR68	77,972
Series 2026-1FL, Class C, 3.46%, 06/18/34, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR873	1,005,983
Hive BV
Series 2026-1, Class B, 3.16%, 06/21/46, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR486	558,860
Series 2026-1, Class C, 3.36%, 06/21/46, (1-mo. EURIBOR + 1.15%)(a)(b)	EUR241	276,679
Series 2026-1, Class D, 3.76%, 06/21/46, (1-mo. EURIBOR + 1.55%)(a)(b)	EUR168	193,656
Hops Hill No. 4 PLC
5.44%, 04/21/56, (1-day SONIA+ 1.70%)(a)(b)	GBP161	218,199
6.04%, 04/21/56, (1-day SONIA+ 2.30%)(a)(b)	GBP165	222,752
4.62%, 04/21/56, (1-day SONIA+ 0.88%)(a)(b)	GBP958	1,290,828
5.04%, 04/21/56, (1-day SONIA+ 1.30%)(a)(b)	GBP628	850,438
Hoxton Consumer Loan Funding DAC
4.57%, 06/17/37, (1-day SONIA+ 0.84%)(a)(b)	GBP2,225	2,998,727
Series 2026-1, Class B, 4.77%, 06/17/37, (1-day SONIA+ 1.04%)(a)(b)	GBP219	295,144
Series 2026-1, Class C, 4.98%, 06/17/37, (1-day SONIA+ 1.25%)(a)(b)	GBP100	134,771
Series 2026-1, Class D, 5.38%, 06/17/37, (1-day SONIA+ 1.65%)(a)(b)	GBP100	134,779
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	USD52	52,273
Incref LLC, Series 2025-FL1, Class A, 5.40%, 10/19/42, (1-mo. CME Term SOFR + 1.73%)(b)(c)	USD4,040	4,049,615
Security	Par (000)	Value
Iskandar Enterprise LLC, 5.05%, 04/17/56(c)	USD2,400	$2,348,459
Italian Stella Loans SRL, Series 2024-2, Class C, 3.62%, 05/27/39, (1-mo. EURIBOR + 1.40%)(a)(b)	EUR75	85,915
KKR CLO 27 Ltd., 4.86%, 01/15/35, (3-mo. CME Term SOFR + 1.11%)(b)(c)	USD4,495	4,496,165
KKR Clo 34 Ltd., 5.50%, 07/15/34, (3-mo. CME Term SOFR + 1.75%)(b)(c)	USD250	249,995
KKR CLO 35 Ltd., Series 35A, Class AR, 4.93%, 01/20/38, (3-mo. CME Term SOFR + 1.20%)(b)(c)	USD1,500	1,499,271
KKR CLO 59 Ltd., 4.99%, 01/15/39, (3-mo. CME Term SOFR + 1.24%)(b)(c)	USD7,285	7,292,911
KKR CLO 63 Ltd., Series 2026-63A, Class A1, 4.86%, 04/20/39, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD2,160	2,157,840
Latitude Australia Credit Card Master Trust, Series 2026-1, Class D, 6.17%, 09/22/38, (1-mo. BB Swap + 1.85%)(a)(b)	AUD500	351,111
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(c)	USD1,337	1,332,000
Lendmark Funding Trust
4.78%, 10/20/34(c)	USD3,003	2,985,664
5.09%, 11/20/35(c)	USD619	609,942
Lmdv Issuer Co. LLC, Series 2026-1A, Class A2, 5.38%, 07/17/56(c)	USD929	922,178
London Cards No. 2 PLC
6.23%, 03/28/34(a)(b)	GBP100	135,293
5.14%, 03/28/34, (1-day SONIA+ 1.40%)(a)(b)	GBP904	1,222,734
7.19%, 03/28/34, (1-day SONIA+ 3.45%)(a)(b)	GBP100	135,954
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(c)	USD1,026	1,029,404
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(c)	USD2,041	1,996,208
M&T Equipment Notes, 4.70%, 12/16/27(c)	USD503	503,667
Madison Park Funding LVII Ltd., 5.09%, 07/27/34, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD1,635	1,635,523
Madison Park Funding XXX Ltd., 5.54%, 07/16/37, (3-mo. CME Term SOFR + 1.75%)(b)(c)	USD1,700	1,699,694
Marzio Finance SRL, 3.08%, 05/28/49, (1-mo. EURIBOR + 0.88%)(a)(b)	EUR666	770,397
Metro Finance Trust
5.56%, 09/17/30(b)	AUD246	173,351
5.48%, 10/15/31, (1-mo. BB Swap + 1.17%)(b)	AUD2,511	1,771,450
5.39%, 02/16/33, (1-mo. BB Swap + 1.07%)(a)(b)	AUD2,613	1,838,381
5.72%, 02/16/33, (1-mo. BB Swap + 1.40%)(a)(b)	AUD500	351,677
Series 2025-1, Class B, 5.86%, 10/15/31, (1-mo. BB Swap + 1.55%)(a)(b)	AUD500	352,726
MF1 LLC, Series 2026-FL21, Class A, 5.02%, 02/18/41, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD7,220	7,225,551
MMAF Equipment Finance LLC, 4.95%, 07/14/31(c)	USD1,197	1,204,232

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Molossus BTL PLC, 4.70%, 04/18/61, (1-day SONIA+ 0.95%)(a)(b)	GBP1,131	$1,525,160
Montgomery Square Consumer Funding 1 PLC, Series 1, Class C, 5.29%, 03/17/36, (1-day SONIA+ 1.55%)(a)(b)	GBP85	114,173
Morglas Abs PLC
Series 2026-1, Class C, 4.98%, 09/15/40, (1-day SONIA+ 1.25%)(a)(b)	GBP153	205,940
Series 2026-1, Class D, 5.28%, 09/15/40, (1-day SONIA+ 1.55%)(a)(b)	GBP100	134,595
Mtp Abs Funding LLC
Series 2026-1A, Class A2, 5.20%, 04/25/56(c)	USD882	872,323
Series 2026-1A, Class B, 5.88%, 04/25/56(c)	USD483	479,569
Navient Education Loan Trust, Series 2026-A, Class A, 4.86%, 09/15/56(c)	USD130	128,596
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 4.79%, 04/15/69, (1-mo. CME Term SOFR + 1.11%)(b)(c)	USD2,620	2,608,443
Series 2021-BA, Class A, 0.94%, 07/15/69(c)	USD2,620	2,388,534
Series 2021-DA, Class A, 4.76%, 04/15/60, (PRIME -1.99%)(b)(c)	USD3,356	3,261,723
Navient Student Loan Trust, Series 2023-BA, Class A1B, 5.33%, 03/15/72, (30-day Avg SOFR + 1.70%)(b)(c)	USD920	924,601
Nelnet Student Loan Trust
7.15%, 11/25/53(c)	USD540	549,740
4.37%, 10/25/33, (30-day Avg SOFR + 0.75%)(b)(c)	USD4,125	4,125,430
Series 2021-A, Class A1, 4.58%, 04/20/62, (1-mo. CME Term SOFR + 0.91%)(b)(c)	USD2,086	2,083,032
Series 2021-BA, Class AFL, 4.56%, 04/20/62, (1-mo. CME Term SOFR + 0.89%)(b)(c)	USD4,188	4,168,380
Series 2021-CA, Class AFL, 4.52%, 04/20/62, (1-mo. CME Term SOFR + 0.85%)(b)(c)	USD1,937	1,927,817
Series 2021-DA, Class AFL, 4.47%, 04/20/62, (1-mo. CME Term SOFR + 0.80%)(b)(c)	USD1,000	996,543
Series 2025-AA, Class A1B, 4.73%, 03/15/57, (30-day Avg SOFR + 1.10%)(b)(c)	USD2,734	2,721,031
Series 2025-BA, Class A1B, 4.98%, 05/17/55, (30-day Avg SOFR + 1.35%)(b)(c)	USD5,030	5,060,246
Series 2025-CA, Class A1B, 4.97%, 06/22/65, (30-day Avg SOFR + 1.35%)(b)(c)	USD5,447	5,454,264
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, 5.06%, 10/20/38, (3-mo. CME Term SOFR + 1.33%)(b)(c)	USD2,000	2,003,130
New Mountain CLO 6 Ltd., 5.13%, 10/15/37, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD360	360,664
Newbridge Park CLO DAC, 3.42%, 04/15/40, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR1,162	1,337,497
NewDay Funding
5.39%, 03/15/32, (1-day SONIA+ 1.65%)(a)(b)	GBP155	209,664
Security	Par (000)	Value
6.14%, 03/15/32, (1-day SONIA+ 2.40%)(a)(b)	GBP110	$149,279
4.78%, 07/15/34, (1-day SONIA+ 1.05%)(a)(b)	GBP732	986,102
Series 2026-1X, Class C, 5.03%, 07/15/34, (1-day SONIA+ 1.30%)(a)(b)	GBP137	184,557
Series 2026-1X, Class D, 5.43%, 07/15/34, (1-day SONIA+ 1.70%)(a)(b)	GBP290	390,562
Newday Funding Master Issuer PLC
5.23%, 11/15/31, (1-day SONIA + 1.50%)(a)(b)	GBP1,306	1,763,361
Series 2024-2X, Class B, 5.14%, 07/15/32, (1-day SONIA+ 1.40%)(a)(b)	GBP102	137,908
Series 2024-2X, Class C, 5.64%, 07/15/32, (1-day SONIA+ 1.90%)(a)(b)	GBP116	157,090
Series 2024-2X, Class D, 6.39%, 07/15/32, (1-day SONIA+ 2.65%)(a)(b)	GBP256	347,665
Series 2024-3X, Class C, 5.33%, 11/15/32, (1-day SONIA + 1.60%)(a)(b)	GBP146	197,227
Series 2025-1X, Class A, 4.58%, 04/15/33, (1-day SONIA+ 0.85%)(a)(b)	GBP1,492	2,010,480
Series 2025-1X, Class B, 4.88%, 04/15/33, (1-day SONIA + 1.15%)(a)(b)	GBP113	152,467
Series 2026-1X, Class C, 5.19%, 03/15/34, (1-day SONIA+ 1.45%)(a)(b)	GBP142	191,407
Noria DE, Series 2024-DE1, Class D, 3.87%, 02/25/43, (1-mo. EURIBOR + 1.65%)(a)(b)	EUR63	72,662
Oaktree CLO Ltd.
6.35%, 01/15/38, (3-mo. CME Term SOFR + 2.60%)(b)(c)	USD700	694,998
Series 2020-1A, Class ARR, 4.94%, 01/15/38, (3-mo. CME Term SOFR + 1.19%)(b)(c)	USD1,920	1,918,560
Oban Cards PLC
Series 2026-1, Class C, 5.24%, 06/17/35, (1-day SONIA+ 1.50%)(a)(b)	GBP181	243,921
Series 2026-1, Class D, 5.74%, 06/17/35, (1-day SONIA+ 2.00%)(a)(b)	GBP337	454,190
OCP Aegis CLO Ltd., 4.88%, 04/16/38, (3-mo. CME Term SOFR + 1.09%)(b)(c)	USD1,460	1,457,794
OCP CLO Ltd., 4.93%, 04/16/38, (3-mo. CME Term SOFR + 1.14%)(b)(c)	USD4,140	4,131,836
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR2, 5.05%, 01/20/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD750	751,202
OHA Loan Funding Ltd., Series 2016-1A, Class B1R2, 5.43%, 07/20/37, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD250	250,570
OHS Issuer LLC, Series 2026-1A, Class A2, 5.98%, 02/25/61(c)	USD1,771	1,723,383
OneMain Financial Issuance Trust, 5.13%, 09/15/36, (30-day Avg SOFR + 1.50%)(b)(c)	USD2,201	2,212,486
Palmer Square CLO Ltd., 5.43%, 10/20/37, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD4,000	4,009,280
Palmer Square European CLO DAC, 1.00%, 08/15/39, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR2,000	2,306,300
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2R, 4.80%, 08/08/32, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD3,445	3,440,766

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panorama Auto Trust
5.77%, 05/20/34, (1-mo. BB Swap + 1.40%)(a)(b)	AUD2,144	$1,507,766
5.37%, 05/20/34, (1-mo. BB Swap + 1.00%)(a)(b)	AUD8,323	5,855,718
5.42%, 05/20/34, (1-mo. BB Swap + 1.05%)(a)(b)	AUD2,625	1,847,100
Series 2025-1, Class A, 5.28%, 03/15/33, (1-mo. BB Swap + 0.97%)(a)(b)	AUD1,567	1,102,811
Series 2025-1, Class B, 5.66%, 03/15/33, (1-mo. BB Swap + 1.35%)(a)(b)	AUD500	352,275
Series 2026-1, Class C, 5.81%, 03/15/34, (1-mo. BB Swap + 1.50%)(a)(b)	AUD500	351,533
Series 2026-2, Class C, 5.97%, 05/20/34, (1-mo. BB Swap + 1.60%)(a)(b)	AUD554	389,401
Series 2026-2, Class D, 6.17%, 05/20/34, (1-mo. BB Swap + 1.80%)(a)(b)	AUD500	351,266
Park Blue CLO Ltd.
Series 2022-2A, Class A1R2, 5.01%, 07/20/39, (3-mo. CME Term SOFR + 1.28%)(b)(c)	USD6,120	6,125,275
Series 2023-3A, Class A1R, 5.21%, 04/20/37, (3-mo. CME Term SOFR + 1.48%)(b)(c)	USD925	927,720
Series 2025-7A, Class A1, 5.03%, 04/25/38, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD2,000	1,998,998
Pavillion Consumer PLC
Series 2025-1X, Class B, 4.94%, 01/25/36, (1-day SONIA+ 1.20%)(a)(b)	GBP4,012	5,412,572
Series 2025-1X, Class C, 5.34%, 01/25/36, (1-day SONIA+ 1.60%)(a)(b)	GBP208	280,002
PCL Funding IX PLC
4.63%, 07/16/29, (1-day SONIA + 0.90%)(a)(b)	GBP1,504	2,028,217
Series 2024-1, Class B, 5.03%, 07/16/29, (1-day SONIA + 1.30%)(a)(b)	GBP106	143,026
PCL Funding XII PLC, Series 2026-1, Class B, 4.89%, 06/15/30, (1-day SONIA+ 1.15%)(a)(b)	GBP147	198,047
Penta CLO 14 DAC, 3.75%, 04/20/40, (3-mo. EURIBOR + 1.27%)(a)(b)	EUR1,000	1,155,450
Penta CLO 17 DAC, 3.49%, 02/15/39, (3-mo. EURIBOR + 1.21%)(a)(b)	EUR1,460	1,682,527
Perimeter Master Note Business Trust
Series 2026-1A, Class A, 6.01%, 01/15/32(c)	USD3,265	3,256,258
Series 2026-1A, Class B, 6.50%, 01/15/32(c)	USD565	562,973
Series 2026-1A, Class C, 8.73%, 01/15/32(c)	USD640	637,773
Series 2026-1A, Class D, 11.51%, 01/15/32(c)	USD465	463,289
PFS Financing Corp.
4.85%, 02/15/30(c)	USD7,281	7,314,309
4.47%, 05/15/30(c)	USD4,954	4,941,944
4.49%, 05/15/31(c)	USD3,796	3,772,766
Pikes Peak CLO 6, 6.15%, 05/18/34, (3-mo. CME Term SOFR + 2.50%)(b)(c)	USD1,470	1,462,373
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(c)	USD1,244	1,212,755
Point Broadband Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55(c)	USD1,033	1,016,649
Pony SA, Series 2024-1, Class C, 3.47%, 01/14/33, (1-mo. EURIBOR + 1.20%)(a)(b)	EUR71	82,191
Security	Par (000)	Value
Prodigy Finance DAC, Series 2021-1A, Class A, 5.09%, 07/25/51, (1-mo. CME Term SOFR + 1.36%)(b)(c)	USD261	$260,407
Provident Funding Mortgage Trust, 2.50%, 11/25/51(b)(c)	USD1,427	1,243,715
PRPM Issuer LLC, Series 2026-CRE1, Class A, 5.34%, 03/19/43, (1-mo. CME Term SOFR + 1.67%)(b)(c)	USD3,390	3,398,475
QTS Issuer ABS II LLC
5.36%, 01/05/56(c)	USD3,346	3,266,256
5.70%, 03/05/56(c)	USD3,919	3,859,550
Series 2025-1A, Class A2, 5.04%, 10/05/55(c)	USD3,966	3,836,635
Series 2026-1A, Class B, 6.73%, 01/05/56(c)	USD1,081	1,066,023
Series 2026-6A, Class A21, 5.34%, 07/05/56(c)	USD1,947	1,925,589
Quarzo Srl
3.21%, 03/15/42, (3-mo. EURIBOR + 0.81%)(a)(b)	EUR1,164	1,344,867
Series 2026-1, Class B, 3.40%, 09/15/43, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR1,280	1,468,746
Series 2026-1, Class C, 3.80%, 09/15/43, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR266	305,808
Quarzo SRL, Series 2024-1, Class C, 4.70%, 06/15/41, (3-mo. EURIBOR + 2.30%)(a)(b)	EUR53	61,627
RCKT Mortgage Trust
6.03%, 02/25/44(b)(c)	USD1,965	1,969,392
6.04%, 08/25/44(c)(d)	USD2,620	2,624,664
Red & Black Auto Italy SRL, Series 3, Class B, 3.30%, 07/28/36, (1-mo. EURIBOR + 1.10%)(a)(b)	EUR68	78,554
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, 5.13%, 01/25/38, (3-mo. CME Term SOFR + 1.32%)(b)(c)	USD1,820	1,822,847
Regatta 36 Funding Ltd., 6.71%, 04/15/39, (3-mo. CME Term SOFR + 3.00%)(b)(c)	USD250	250,430
Regatta XX Funding Ltd., Series 2021-2A, Class AR, 4.93%, 01/15/38, (3-mo. CME Term SOFR + 1.18%)(b)(c)	USD1,140	1,138,746
Regional Management Issuance Trust
Series 2024-1, Class A, 5.83%, 07/15/36(c)	USD593	598,043
Series 2024-2, Class A, 5.11%, 12/15/33(c)	USD685	686,010
Republic Finance Issuance Trust, Series 2026-A, Class A, 4.82%, 06/20/39(c)	USD3,097	3,062,255
Rockford Tower CLO Ltd., Series 2020-1A, Class A1RR, 4.82%, 01/20/36, (3-mo. CME Term SOFR + 1.09%)(b)(c)	USD7,700	7,703,067
RR 20 Ltd., 4.74%, 07/15/37, (3-mo. CME Term SOFR + 0.99%)(b)(c)	USD6,270	6,269,255
RR 21 Ltd., Series 2022-21A, Class A1AR, 5.15%, 07/15/39, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD1,000	1,000,926
RR 36 Ltd., Series 2024-36RA, Class A1R, 5.04%, 01/15/40, (3-mo. CME Term SOFR + 1.29%)(b)(c)	USD1,485	1,488,270
RR 43 Ltd., Series 2026-43A, Class B, 5.35%, 10/15/39, (3-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,310	1,309,545
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 02/25/56(c)(d)	USD2,047	2,028,742

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Santander Consumo 10 FT
Series 10, Class C, 3.74%, 05/22/41, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR400	$461,553
Series 10, Class D, 4.14%, 05/22/41, (3-mo. EURIBOR + 1.90%)(a)(b)	EUR400	465,455
Santander Consumo 11 FT
Series 11, Class C, 3.80%, 04/24/42, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR700	808,175
Series 11, Class E, 6.05%, 04/24/42, (3-mo. EURIBOR + 3.55%)(a)(b)	EUR1,000	1,156,384
Satus PLC
5.79%, 01/17/31, (1-day SONIA+ 2.05%)(a)(b)	GBP102	137,843
4.99%, 01/17/31, (1-day SONIA+ 1.25%)(a)(b)	GBP324	436,719
4.79%, 01/17/33, (1-day SONIA+ 1.05%)(a)(b)	GBP882	1,188,361
SC Germany SA Compartment Consumer
3.27%, 01/14/38, (1-mo. EURIBOR + 1.00%)(a)(b)	EUR956	1,103,638
3.57%, 01/14/38, (1-mo. EURIBOR + 1.30%)(a)(b)	EUR239	275,846
Series 2024-2, Class C, 3.67%, 05/14/38, (1-mo. EURIBOR + 1.40%)(a)(b)	EUR97	111,741
Series 2024-2, Class D, 3.97%, 05/14/38, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR97	111,793
Series 2025-1, Class B, 3.22%, 12/14/38, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR600	691,891
Series 2025-1, Class C, 3.47%, 12/14/38, (1-mo. EURIBOR + 1.20%)(a)(b)	EUR100	115,410
SC Sweden I SARL
2.83%, 12/25/39, (1-mo. EURIBOR + 0.63%)(a)(b)	EUR4,418	5,090,530
Series 1, Class B, 3.37%, 12/25/39, (3-mo. STIBOR + 1.39%)(a)(b)	SEK9,240	970,053
Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.38%, 05/20/56(c)	USD2,164	2,137,010
Sculptor European CLO VIII DAC, 3.46%, 01/17/38, (3-mo. EURIBOR + 1.28%)(a)(b)	EUR2,000	2,310,511
Serval PLC, Series 2026-1X, Class E, 7.00%, 01/20/76(a)(b)	GBP568	761,448
Signal Peak CLO 12 Ltd., 5.13%, 07/18/37, (3-mo. CME Term SOFR + 1.40%)(b)(c)	USD460	460,491
Signal Peak CLO 5 Ltd., 5.04%, 04/25/37, (3-mo. CME Term SOFR + 1.23%)(b)(c)	USD2,265	2,265,480
Silver Point Euro CLO 2 DAC, 3.66%, 01/15/39, (3-mo. EURIBOR + 1.32%)(a)(b)	EUR1,000	1,156,767
Sixth Street CLO XI Ltd., Series 2018-11A, Class AR2, 5.03%, 04/25/37, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD2,025	2,025,607
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 4.33%, 06/15/33, (3-mo. CME Term SOFR + 0.66%)(b)	USD287	286,804
Series 2005-A, Class A4, 4.24%, 12/15/38, (3-mo. CME Term SOFR + 0.57%)(b)	USD2,889	2,843,582
Series 2005-B, Class A4, 4.26%, 06/15/39, (3-mo. CME Term SOFR + 0.59%)(b)	USD1,916	1,886,438
Security	Par (000)	Value
Series 2006-A, Class A5, 4.22%, 06/15/39, (3-mo. CME Term SOFR + 0.55%)(b)	USD5,239	$5,105,923
Series 2006-B, Class A5, 4.20%, 12/15/39, (3-mo. CME Term SOFR + 0.53%)(b)	USD3,586	3,507,216
SMB Private Education Loan Trust
5.48%, 05/16/50, (30-day Avg SOFR + 1.85%)(b)(c)	USD2,404	2,427,746
5.43%, 10/15/58, (30-day Avg SOFR + 1.80%)(b)(c)	USD10,357	10,460,090
Series 2019-B, Class A2B, 4.79%, 06/15/37, (1-mo. CME Term SOFR + 1.11%)(b)(c)	USD535	535,061
Series 2022-B, Class A1B, 5.08%, 02/16/55, (30-day Avg SOFR + 1.45%)(b)(c)	USD7,696	7,712,273
Series 2023-B, Class A1B, 5.43%, 10/16/56, (30-day Avg SOFR + 1.80%)(b)(c)	USD4,308	4,381,719
Series 2023-C, Class A1B, 5.17%, 11/15/52, (30-day Avg SOFR + 1.55%)(b)(c)	USD3,436	3,462,449
Sofi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%, 02/25/36(c)	USD1,462	1,461,305
Series 2026-B, Class B, 4.90%, 02/25/36(c)	USD1,898	1,884,056
Series 2026-B, Class C, 5.20%, 02/25/36(c)	USD1,811	1,799,483
Series 2026-B, Class D, 5.56%, 02/25/36(c)	USD1,778	1,768,718
SoFi Consumer Loan Program Trust, 4.82%, 06/25/34(c)	USD2,537	2,539,921
SoFi Personal Loan Trust, Series 2024-1A, Class A, 6.06%, 02/12/31(c)	USD243	242,893
SoFi Professional Loan Program LLC, Series 2018-C, Class A2FX, 3.59%, 01/25/48(c)	USD149	148,737
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, 5.14%, 04/18/31, (3-mo. CME Term SOFR + 1.41%)(b)(c)	USD856	856,083
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(c)	USD5,275	5,189,918
Sunrise Spv 98 Srl
Series 2026-1, Class C, 3.47%, 04/27/51, (1-mo. EURIBOR + 1.25%)(a)(b)	EUR528	604,868
Series 2026-1, Class D, 3.72%, 04/27/51, (1-mo. EURIBOR + 1.50%)(a)(b)	EUR243	278,927
Sunshine Mortgage Funding 1 PLC, Series 1X, Class A1, 5.25%, 04/30/91(a)	GBP3,183	4,194,385
Symphony CLO 52 Ltd., 4.82%, 01/20/36, (3-mo. CME Term SOFR + 1.15%)(b)(c)	USD930	929,438
TAGUS-Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 2.90%, 09/23/38, (1-mo. EURIBOR + 0.70%)(a)(b)	EUR3,075	3,540,341
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, 4.02%, 10/27/42, (1-mo. EURIBOR + 1.80%)(a)(b)	EUR55	64,054
Series 2, Class C, 4.82%, 10/27/42, (1-mo. EURIBOR + 2.60%)(a)(b)	EUR55	64,277
TAGUS-Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 3.15%, 10/28/40, (1-mo. EURIBOR + 0.95%)(a)(b)	EUR368	423,528

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas Debt Capital Euro CLO DAC, 3.40%, 07/16/40, (3-mo. EURIBOR + 1.28%)(a)(b)	EUR1,500	$1,730,583
Thetis Finance Auto 2026, 2.97%, 12/25/44, (1-mo. EURIBOR + 0.76%)(a)(b)	EUR3,400	3,923,940
Tower Bridge Funding PLC
4.95%, 05/20/66, (1-day SONIA+ 1.20%)(a)(b)	GBP168	226,582
5.35%, 05/20/66, (1-day SONIA+ 1.60%)(a)(b)	GBP100	135,128
4.63%, 05/20/66, (1-day SONIA+ 0.88%)(a)(b)	GBP242	325,820
TPG CLO Ltd., 1.00%, 03/31/39, (3-mo. CME Term SOFR + 1.60%)(b)(c)	USD1,000	1,000,000
Trimaran CAVU Ltd., 4.83%, 10/25/34, (3-mo. CME Term SOFR + 1.02%)(b)(c)	USD1,935	1,935,954
Trinitas CLO XII Ltd., 4.86%, 04/25/33, (3-mo. CME Term SOFR + 1.05%)(b)(c)	USD3,587	3,587,846
Trinitas CLO XXIX Ltd., Series 2024-29AR, Class CR, 5.57%, 10/23/39, (3-mo. CME Term SOFR + 1.85%)(b)(c)	USD975	975,000
Turquoise V Trust, Series 2026-1, Class A2, 5.51%, 06/12/67, (1-mo. BB Swap + 1.20%)(a)(b)	AUD1,440	1,011,869
U.S. Bank N.A., Series 2026-RVM1, Class B1, 4.96%, 12/25/46(c)	USD2,902	2,852,323
UPG HI Issuer Trust
5.25%, 04/27/48(c)	USD2,172	2,170,939
Series 2025-2, Class A, 5.00%, 09/25/47(c)	USD1,077	1,070,937
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.24%, 03/15/34(c)	USD813	812,196
Upgrade Master Pass-Thru Trust Series
4.98%, 11/15/32(c)	USD859	858,925
5.91%, 12/15/33(c)	USD653	648,538
Series 2025-ST6, Class A, 4.61%, 10/15/32(c)	USD1,180	1,179,117
Series 2025-ST7, Class A, 4.55%, 11/15/32(c)	USD773	773,556
Vantage Data Centers Issuer LLC, 5.24%, 11/15/55(c)	USD1,643	1,583,268
Vantage Data Centers Jersey Borrower Spv Ltd., Series 2024-1X, Class A2, 6.17%, 05/28/39(a)	GBP480	651,588
VB-S1 Issuer LLC, 6.84%, 03/15/56(c)	USD2,734	2,732,494
Velocity PLC
Series 2026-1, Class C, 5.29%, 02/25/37, (1-day SONIA+ 1.55%)(a)(b)	GBP82	110,516
Series 2026-1, Class D, 5.54%, 02/25/37, (1-day SONIA+ 1.80%)(a)(b)	GBP82	110,502
Vista Point Securitization Trust
6.84%, 05/25/54(c)(d)	USD2,580	2,596,954
7.18%, 05/25/54(c)(d)	USD1,355	1,366,281
Voya Euro CLO III DAC, 3.68%, 03/16/38, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR480	554,174
Wellfleet CLO Ltd., 5.11%, 10/25/38, (3-mo. CME Term SOFR + 1.30%)(b)(c)	USD1,380	1,382,374
Wireless PropCo Funding LLC, 4.07%, 06/25/55(c)	USD1,225	1,157,853
Wise CLO Ltd., Series 2026-1A, Class A, 4.99%, 07/20/39, (3-mo. CME Term SOFR + 1.22%)(b)(c)	USD5,600	5,595,927
Security	Par (000)	Value
Youni Italy SRL
3.10%, 04/25/34, (1-mo. EURIBOR + 0.88%)(a)(b)	EUR609	$703,671
3.92%, 04/25/34, (1-mo. EURIBOR + 1.70%)(a)(b)	EUR46	53,587
Total Asset-Backed Securities — 13.0% (Cost: $632,800,888)		634,010,540
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.8%
Atlas Funding
4.56%, 01/20/68, (1-day SONIA+ 0.82%)(a)(b)	GBP1,985	2,672,766
4.79%, 01/20/68, (1-day SONIA+ 1.05%)(a)(b)	GBP512	690,700
Series 2026-1, Class C, 5.09%, 01/20/68, (1-day SONIA+ 1.35%)(a)(b)	GBP96	128,810
Atlas Funding PLC
5.94%, 09/20/61, (1-day SONIA+ 2.20%)(a)(b)	GBP100	137,212
Series 2024-1, Class B, 5.04%, 09/20/61, (1-day SONIA+ 1.30%)(a)(b)	GBP198	267,834
Series 2024-1, Class C, 5.29%, 09/20/61, (1-day SONIA+ 1.55%)(a)(b)	GBP100	135,618
Domi BV
2.89%, 02/15/57, (3-mo. EURIBOR + 0.64%)(a)(b)	EUR3,946	4,543,920
3.14%, 04/16/57, (3-mo. EURIBOR + 0.71%)(a)(b)	EUR1,008	1,162,309
Series 2026-1, Class B, 3.15%, 02/15/57, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR581	664,339
Series 2026-1, Class C, 3.35%, 02/15/57, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR100	113,397
Hops Hill No. 6 PLC
Class A, 4.57%, 12/21/58, (1-day SONIA+ 0.84%)(a)(b)	GBP4,091	5,513,653
Series 6, Class B, 4.73%, 12/21/58, (1-day SONIA+ 1.00%)(a)(b)	GBP339	456,882
Series 6, Class C, 5.03%, 12/21/58, (1-day SONIA+ 1.30%)(a)(b)	GBP175	235,851
Jubilee Place 9 BV
3.15%, 10/17/61, (3-mo. EURIBOR + 0.66%)(a)(b)	EUR2,602	2,995,934
Series 9, Class B, 3.39%, 10/17/61, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR454	520,202
Series 9, Class C, 3.59%, 10/17/61, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR120	136,836
Lanebrook Mortgage Transaction PLC, 4.55%, 03/15/61, (1-day SONIA+ 0.80%)(a)(b)	GBP640	862,484
Pierpont Btl PLC
4.60%, 06/21/63, (1-day SONIA+ 0.87%)(a)(b)	GBP4,173	5,627,583
4.78%, 06/21/63, (1-day SONIA+ 1.05%)(a)(b)	GBP232	312,678
Series 2026-1, Class A, 4.52%, 12/21/62, (1-day SONIA+ 0.77%)(a)(b)	GBP5,258	7,069,831
Together Asset-Backed Securitisation 16 PLC
Series 2026-1ST2X, Class B, 4.78%, 12/12/67, (1-day SONIA+ 1.05%)(a)(b)	GBP386	520,227
Series 2026-1ST2X, Class C, 5.03%, 12/12/67, (1-day SONIA+ 1.30%)(a)(b)	GBP100	134,774

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
Tower Bridge Funding PLC
5.14%, 12/20/66, (1-day SONIA + 1.40%)(a)(b)	GBP100	$134,781
5.64%, 12/20/66, (1-day SONIA + 1.90%)(a)(b)	GBP100	134,849
Series 2026-1, Class A, 4.50%, 01/20/73, (1-day SONIA+ 0.75%)(a)(b)	GBP2,295	3,084,556
		38,258,026
Financial — 0.0%
Liberty Funding Pty. Ltd., 5.45%, 09/25/56(a)(b)	AUD328	230,983
Mortgage Securities — 0.0%
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 08/10/42(b)(c)	USD989	991,164
Mortgage-Backed Securities — 17.3%
1345T, Series 2025-AOA, Class A, 5.28%, 06/15/42, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD2,550	2,548,180
2023-MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(b)(c)	USD2,102	2,203,746
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 4.85%, 09/15/34, (1-mo. CME Term SOFR + 1.18%)(b)(c)	USD7,100	7,086,687
425 Trust
Series 2026-LEX, Class A, 5.35%, 07/15/43, (1-mo. CME Term SOFR + 1.67%)(b)(c)	USD1,417	1,416,369
Series 2026-LEX, Class C, 6.38%, 07/15/43, (1-mo. CME Term SOFR + 2.70%)(b)(c)	USD3,160	3,158,620
Series 2026-LEX, Class D, 7.18%, 07/15/43, (1-mo. CME Term SOFR + 3.50%)(b)(c)	USD2,570	2,568,893
Series 2026-LEX, Class E, 8.28%, 07/15/43, (1-mo. CME Term SOFR + 4.60%)(b)(c)	USD2,930	2,928,761
Series 2026-LEX, Class F, 9.53%, 07/15/43, (1-mo. CME Term SOFR + 5.85%)(b)(c)	USD1,010	1,009,581
A&D Mortgage Trust
5.08%, 04/25/71(b)(c)	USD9,584	9,490,276
Series 2024-NQM1, Class A1, 6.20%, 02/25/69(c)(d)	USD1,584	1,585,414
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(b)(c)	USD1,704	1,682,246
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(c)(d)	USD2,086	2,085,282
Aesir European Loan Conduit No. 41 DAC
Series 41X, Class A, 4.98%, 01/23/36, (1-day SONIA+ 1.23%)(a)(b)	GBP1,975	2,640,071
Series 41X, Class B, 5.15%, 01/23/36, (1-day SONIA+ 1.40%)(a)(b)	GBP475	637,718
AFG Trust
Series 2026-1, Class A1L, 5.26%, 10/10/57, (1-mo. BB Swap + 0.95%)(a)(b)	AUD6,328	4,444,772
Series 2026-1, Class A2, 5.39%, 10/10/57, (1-mo. BB Swap + 1.08%)(a)(b)	AUD1,369	958,403
Aira Force PLC, Series 2026-1, Class C, 5.33%, 01/27/72, (1-day SONIA+ 1.60%)(a)(b)	GBP100	134,774
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
ALA Trust
5.52%, 06/15/40, (1-mo. CME Term SOFR + 1.84%)(b)(c)	USD1,862	$1,868,982
Series 2025-OANA, Class A, 5.42%, 06/15/40, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD2,991	3,002,216
Angel Oak Mortgage Trust
4.98%, 10/25/70(b)(c)	USD2,602	2,575,044
Series 2024-1, Class A1, 5.21%, 08/25/68(c)(d)	USD4,952	4,936,716
Series 2024-2, Class A1, 5.99%, 01/25/69(c)(d)	USD3,450	3,451,487
Series 2025-2, Class A1, 5.64%, 02/25/70(c)(d)	USD1,485	1,485,085
Ares Commercial Mortgage Trust
5.28%, 03/15/38, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD1,178	1,177,998
5.58%, 03/15/38, (1-mo. CME Term SOFR + 1.90%)(b)(c)	USD480	480,148
Ares Trust, 5.18%, 04/15/42, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD2,674	2,675,670
Atlas Funding PLC, 4.58%, 09/20/61(a)(b)	GBP782	1,054,037
Auburn 15 PLC, 4.84%, 07/20/45, (1-day SONIA+ 1.10%)(a)(b)	GBP1,337	1,803,882
BAHA Trust, Series 2024-MAR, Class B, 6.84%, 12/10/41(b)(c)	USD2,425	2,491,194
Bank5
5.30%, 10/15/57	USD7,730	7,775,412
5.88%, 08/15/57	USD1,680	1,715,113
5.89%, 11/15/57	USD1,535	1,567,717
6.72%, 09/15/56(b)	USD5,000	5,149,012
BAY Mortgage Trust, Series 2025-LIVN, Class A, 5.48%, 05/15/35, (1-mo. CME Term SOFR + 1.80%)(b)(c)	USD3,350	3,348,715
BBCMS Mortgage Trust
5.21%, 09/15/57	USD6,460	6,471,410
5.61%, 12/15/57	USD3,120	3,167,065
5.75%, 04/15/56	USD2,860	2,874,665
5.84%, 03/15/58	USD2,130	2,183,719
Series 2018-TALL, Class A, 4.60%, 03/15/37, (1-mo. CME Term SOFR + 0.92%)(b)(c)	USD8,630	8,156,049
Benchmark Mortgage Trust
5.74%, 12/15/57	USD5,700	5,806,892
5.81%, 01/10/57	USD2,155	2,191,068
5.94%, 10/15/58	USD2,570	2,568,374
BFLD Commercial Mortgage Trust
5.48%, 11/15/42, (1-mo. CME Term SOFR + 1.80%)(b)(c)	USD2,297	2,299,871
5.52%, 11/15/41, (1-mo. CME Term SOFR + 1.84%)(b)(c)	USD570	571,069
Series 2024-UNIV, Class A, 5.17%, 11/15/41, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD770	771,444
BFLD Mortgage Trust, Series 2024-WRHS, Class A, 5.17%, 07/15/39, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD2,132	2,132,093
BFLD Trust
5.01%, 10/10/40(b)(c)	USD1,576	1,560,538
5.59%, 10/10/40(b)(c)	USD2,246	2,232,316

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Bletchley Park Funding PLC
4.54%, 01/27/70, (1-day SONIA+ 0.80%)(a)(b)	GBP3,043	$4,095,874
Series 2026-1, Class B, 4.74%, 01/27/70, (1-day SONIA+ 1.00%)(a)(b)	GBP306	411,700
Series 2026-1, Class C, 5.04%, 01/27/70, (1-day SONIA+ 1.30%)(a)(b)	GBP170	228,885
Series 2026-1, Class D, 5.69%, 01/27/70, (1-day SONIA+ 1.95%)(a)(b)	GBP100	134,593
BMO Mortgage Trust
5.18%, 10/15/58	USD2,198	2,199,937
5.32%, 09/15/57	USD2,500	2,512,597
5.68%, 02/15/58	USD1,571	1,612,624
5.69%, 02/15/58	USD1,836	1,872,623
5.74%, 02/15/57	USD4,160	4,215,701
6.16%, 04/15/58(b)	USD1,379	1,405,721
7.05%, 11/15/56(b)	USD1,000	1,038,514
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.95%, 11/05/42(b)(c)	USD3,290	3,236,790
Braccan Mortgage Funding PLC
Series 2026-1X, Class C, 5.18%, 04/17/68, (1-day SONIA+ 1.45%)(a)(b)	GBP215	289,492
Series 2026-1X, Class D, 5.58%, 04/17/68, (1-day SONIA+ 1.85%)(a)(b)	GBP148	199,218
Bravo Residential Funding Trust, 4.87%, 09/25/65(b)(c)	USD2,821	2,788,395
BRAVO Residential Funding Trust
6.29%, 02/25/64(c)(d)	USD3,904	3,912,177
6.39%, 10/25/63(c)(d)	USD699	698,731
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(c)(d)	USD2,008	2,013,046
Series 2025-NQM3, Class A1, 5.57%, 03/25/65(c)(d)	USD794	795,540
Series 2025-NQM4, Class A1, 5.61%, 02/25/65(c)(d)	USD2,451	2,456,003
BRCK Trust
Series 2025-830B, Class E, 7.26%, 12/10/42(b)(c)	USD1,132	1,115,041
Series 2025-830B, Class F, 8.13%, 12/10/42(b)(c)	USD500	503,057
Bridge Commercial Mortgage Trust
5.28%, 06/15/39, (1-mo. CME Term SOFR + 1.60%)(b)(c)	USD375	376,055
Series 2026-MF, Class A, 4.93%, 06/15/39, (1-mo. CME Term SOFR + 1.25%)(b)(c)	USD4,470	4,475,587
BSTN Commercial Mortgage Trust
5.37%, 06/15/44(b)(c)	USD1,830	1,833,277
Series 2025-HUB, Class A, 4.90%, 04/13/41(b)(c)	USD1,500	1,473,479
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33(c)	USD375	346,048
BX Commercial Mortgage Trust
4.97%, 12/15/39, (1-mo. CME Term SOFR + 1.29%)(b)(c)	USD607	608,147
5.82%, 08/15/41, (1-mo. CME Term SOFR + 2.14%)(b)(c)	USD2,152	2,160,457
6.33%, 06/15/43, (1-mo. CME Term SOFR + 2.65%)(b)(c)	USD2,650	2,653,312
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-AIRC, Class A, 5.37%, 08/15/41, (1-mo. CME Term SOFR + 1.69%)(b)(c)	USD2,790	$2,802,373
Series 2024-BRBK, Class A, 6.58%, 10/15/41, (1-mo. CME Term SOFR + 2.88%)(b)(c)	USD1,538	1,541,370
Series 2024-XL4, Class A, 5.12%, 02/15/39, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD374	374,491
Series 2026-AHP, Class A, 4.93%, 06/15/43, (1-mo. CME Term SOFR + 1.25%)(b)(c)	USD3,780	3,776,456
Series 2026-VLT9, Class A, 5.38%, 03/15/45, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD4,721	4,709,209
BX Trust
4.82%, 03/15/30, (1-mo. CME Term SOFR + 1.14%)(b)(c)	USD2,892	2,886,444
5.08%, 06/15/35, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD1,640	1,643,074
5.08%, 05/15/43, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD2,639	2,643,952
5.48%, 05/15/43, (1-mo. CME Term SOFR + 1.80%)(b)(c)	USD4,890	4,905,281
5.52%, 12/13/42(b)(c)	USD4,480	4,431,977
Series 2024-VLT4, Class A, 5.17%, 06/15/41, (1-mo. CME Term SOFR + 1.49%)(b)(c)	USD2,528	2,525,129
Series 2025-LIFE, Class A, 5.88%, 06/13/47(b)(c)	USD3,830	3,742,141
Series 2025-VOLT, Class A, 5.38%, 12/15/44, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,595	1,591,011
Series 2026-CIP, Class E, 6.78%, 05/15/38, (1-mo. CME Term SOFR + 3.10%)(b)(c)	USD699	704,297
Castell PLC, Series 2026-1, Class C, 5.24%, 12/27/62, (1-day SONIA+ 1.50%)(a)(b)	GBP126	170,528
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, 4.66%, 02/15/39, (1-mo. CME Term SOFR + 0.99%)(b)(c)	USD5,410	5,381,158
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	USD2,500	2,491,357
Chase Home Lending Mortgage Trust
4.92%, 02/25/56, (30-day Avg SOFR + 1.30%)(b)(c)	USD3,513	3,511,416
4.92%, 02/25/56, (30-day Avg SOFR + 1.30%)(b)(c)	USD4,240	4,242,931
4.92%, 06/25/56, (30-day Avg SOFR + 1.30%)(b)(c)	USD2,098	2,101,493
5.12%, 04/25/56, (30-day Avg SOFR + 1.50%)(b)(c)	USD3,753	3,781,516
Series 2019-ATR2, Class A11, 4.74%, 07/25/49, (1-mo. CME Term SOFR + 1.01%)(b)(c)	USD751	733,100
CHI Commercial Mortgage Trust, Series 2025-110W, Class D, 6.63%, 12/13/40(b)(c)	USD900	888,794
Citadel PLC
Series 2024-1, Class A, 4.75%, 04/28/60, (1-day SONIA + 1.02%)(a)(b)	GBP1,041	1,405,536

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-1, Class B, 5.19%, 04/28/60, (1-day SONIA+ 1.45%)(a)(b)	GBP100	$135,552
Series 2024-1, Class C, 5.49%, 04/28/60, (1-day SONIA+ 1.75%)(a)(b)	GBP100	135,659
Series 2024-1, Class D, 6.19%, 04/28/60, (1-day SONIA+ 2.45%)(a)(b)	GBP100	136,416
Citigroup Commercial Mortgage Trust, 6.09%, 07/15/59(b)	USD5,284	5,323,575
COLT Mortgage Loan Trust
5.79%, 04/25/70(c)(d)	USD3,241	3,249,693
6.59%, 02/25/69(b)(c)	USD2,386	2,389,534
Series 2024-1, Class A1, 5.84%, 02/25/69(c)(d)	USD2,955	2,954,924
CONE Trust, Series 2024-DFW1, Class A, 5.32%, 08/15/41, (1-mo. CME Term SOFR + 1.64%)(b)(c)	USD2,878	2,864,509
Creafin Credits SA, 3.55%, 06/20/60, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR250	288,575
Cross 2025-CES1 Mortgage Trust, Series 2025-H8, Class A1A, 5.00%, 11/25/70(c)(d)	USD3,469	3,428,136
Cross Mortgage Trust
5.09%, 03/25/71(b)(c)	USD3,667	3,628,653
5.36%, 03/25/70(b)(c)	USD2,128	2,118,752
5.40%, 03/25/71(c)(d)	USD1,435	1,425,589
5.49%, 04/25/71(b)(c)	USD2,325	2,315,550
5.58%, 07/25/71(c)(d)	USD4,104	4,091,604
5.69%, 04/25/71(c)(d)	USD3,706	3,693,517
Series 2024-H1, Class A1, 6.09%, 12/25/68(c)(d)	USD1,786	1,787,557
Series 2024-H7, Class A1, 5.59%, 11/25/69(b)(c)	USD1,958	1,959,199
Series 2025-H3, Class A1, 5.88%, 04/25/70(b)(c)	USD4,460	4,478,860
CSMC, 1.10%, 05/25/66(b)(c)	USD426	368,848
CSMC Trust
3.50%, 03/25/45(b)(c)	USD584	537,693
3.85%, 09/25/57(b)(c)	USD1,443	1,370,013
CSTL Commercial Mortgage Trust
5.52%, 02/10/43(b)(c)	USD430	422,147
Series 2026-GATE3, Class E, 6.34%, 02/10/43(b)(c)	USD1,610	1,584,205
DBC Mortgage Trust
6.28%, 11/15/42, (1-mo. CME Term SOFR + 2.60%)(b)(c)	USD2,120	2,127,954
Series 2025-DBC, Class A, 5.03%, 11/15/42, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD1,024	1,025,281
Series 2025-DBC, Class C, 5.73%, 11/15/42, (1-mo. CME Term SOFR + 2.05%)(b)(c)	USD5,272	5,286,834
DK Trust, Series 2025-LXP, Class A, 5.30%, 08/15/37, (1-mo. CME Term SOFR + 1.59%)(b)(c)	USD882	884,481
Domi BV, 3.37%, 02/15/55, (3-mo. EURIBOR + 1.12%)(a)(b)	EUR1,905	2,209,385
Dutch Property Finance BV, Series 2023-1, Class A, 3.39%, 04/28/64, (3-mo. EURIBOR + 0.90%)(a)(b)	EUR220	253,926
East One PLC
5.15%, 12/27/55, (1-day SONIA+ 1.40%)(a)(b)	GBP515	696,541
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.45%, 12/27/55, (1-day SONIA+ 1.70%)(a)(b)	GBP172	$233,037
5.75%, 12/27/55, (1-day SONIA+ 2.00%)(a)(b)	GBP280	379,342
EFMT
Series 2025-INV2, Class A1, 5.39%, 05/26/70(c)(d)	USD3,020	3,013,084
Series 2025-NQM3, Class A1, 5.49%, 08/25/70(c)(d)	USD3,570	3,568,841
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(b)(c)	USD5,238	5,195,032
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(b)(c)	USD5,440	5,438,984
Series 2024-ELM, Class A15, 5.80%, 06/10/39(b)(c)	USD250	249,798
Elstree 2026-1 Mix PLC, Series 261-MIX, Class C, 5.24%, 09/21/66, (1-day SONIA+ 1.50%)(a)(b)	GBP178	240,059
Elstree Funding No. 4 PLC, 4.86%, 10/21/55, (1-day SONIA+ 1.12%)(a)(b)	GBP593	800,642
EQT Trust
Series 2024-EXTR, Class A, 5.33%, 07/05/41(c)	USD4,296	4,313,416
Series 2026-IND1, Class A, 4.85%, 07/15/41, (1-mo. CME Term SOFR + 1.20%)(b)(c)	USD4,302	4,304,690
Exmoor Funding PLC
6.55%, 03/25/94, (1-day SONIA+ 2.80%)(a)(b)	GBP100	136,571
Series 2024-1, Class A, 4.63%, 03/25/94, (1-day SONIA+ 0.88%)(a)(b)	GBP870	1,172,631
Series 2024-1, Class C, 5.65%, 03/25/94, (1-day SONIA+ 1.90%)(a)(b)	GBP100	135,748
Extended Stay America Trust, 4.98%, 10/15/42, (1-mo. CME Term SOFR + 1.30%)(b)(c)	USD1,647	1,650,045
Fannie Mae REMICS
2.50%, 04/25/34	USD4,970	4,668,235
4.03%, 12/25/48, (30-day Avg SOFR + 0.41%)(b)	USD5,159	5,099,998
Series 2024-91, Class FA, 4.82%, 12/25/54, (30-day Avg SOFR + 1.20%)(b)	USD6,737	6,807,625
Series 2024-94, Class FB, 5.04%, 12/25/54, (30-day Avg SOFR + 1.42%)(b)	USD1,502	1,522,299
Series 2025-2, Class FG, 5.07%, 02/25/55, (30-day Avg SOFR + 1.45%)(b)	USD1,997	2,009,364
Federal Home Loan Mortgage Corp.
3.50%, 02/01/35	USD5,849	5,615,998
5.02%, 06/25/55, (30-day Avg SOFR + 1.40%)(b)	USD6,660	6,747,848
Series 5479, Class FB, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD542	548,268
Series 5515, Class FB, 5.02%, 03/25/55, (30-day Avg SOFR + 1.40%)(b)	USD775	784,898
Series 5539, Class FC, 5.12%, 05/25/55, (30-day Avg SOFR + 1.50%)(b)	USD978	993,482
Series 5543, Class FC, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD743	754,903
Series 5543, Class FG, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD759	771,213

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 5543, Class FH, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD6,314	$6,415,920
Series 5543, Class FM, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD1,001	1,017,378
Series 5570, Class FA, 5.02%, 05/25/55, (30-day Avg SOFR + 1.40%)(b)	USD3,047	3,086,194
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD89	87,868
2.00%, 12/25/33	USD10,596	9,914,201
Series 5478, Class FH, 5.07%, 04/25/54, (30-day Avg SOFR + 1.45%)(b)	USD3,995	4,050,664
Series 5480, Class FA, 5.07%, 03/25/54, (30-day Avg SOFR + 1.45%)(b)	USD3,960	3,982,471
Federal National Mortgage Association
5.02%, 08/25/55, (30-day Avg SOFR + 1.40%)(b)	USD2,364	2,395,019
Series 2024-95, Class FC, 5.02%, 12/25/54, (30-day Avg SOFR + 1.40%)(b)	USD310	314,266
Series 2025-18, Class FH, 5.02%, 08/25/54, (30-day Avg SOFR + 1.40%)(b)	USD510	516,215
Series 2025-35, Class FJ, 5.22%, 05/25/55, (30-day Avg SOFR + 1.60%)(b)	USD1,175	1,197,651
Series 2025-42, Class FA, 5.12%, 06/25/55, (30-day Avg SOFR + 1.50%)(b)	USD706	716,942
Series 2025-42, Class FE, 5.17%, 06/25/55, (30-day Avg SOFR + 1.55%)(b)	USD1,322	1,345,558
FirstMac Mortgage Funding Trust No. 4, 5.39%, 02/18/56, (1-mo. BB Swap + 1.08%)(b)	AUD223	156,972
FS
5.23%, 02/15/41, (1-mo. CME Term SOFR + 1.55%)(b)(c)	USD2,542	2,545,177
Series 2026-ORL, Class E, 6.93%, 02/15/41, (1-mo. CME Term SOFR + 3.25%)(b)(c)	USD1,000	1,001,838
FS Trust, Series 2026-PALM, Class A, 5.05%, 07/15/41, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD4,675	4,679,383
GCAT Trust
Series 2022-NQM1, Class A1, 3.92%, 02/25/67(b)(c)	USD7,342	6,945,736
Series 2025-NQM6, Class A1, 4.94%, 10/25/70(b)(c)	USD1,770	1,751,365
GS Mortgage-Backed Securities Corp. Trust
5.20%, 08/10/41(b)(c)	USD930	924,906
Series 2017-375H, Class C, 3.48%, 09/10/37(b)(c)	USD660	634,376
Series 2025-800D, Class A, 6.32%, 11/25/41, (1-mo. CME Term SOFR + 2.65%)(b)(c)	USD2,309	2,301,011
GS Mortgage-Backed Securities Trust
4.97%, 04/25/56, (30-day Avg SOFR + 1.35%)(b)(c)	USD2,781	2,785,146
5.01%, 07/25/65(c)(d)	USD1,399	1,383,114
5.01%, 10/25/65(c)(d)	USD1,369	1,355,597
5.53%, 04/25/63(c)(d)	USD5,408	5,386,815
6.00%, 09/25/54(b)(c)	USD2,372	2,367,751
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(c)(d)	USD2,114	2,089,791
Homes Trust, 5.72%, 10/25/69(c)(d)	USD2,499	2,501,275
HOMES Trust, Series 2025-NQM2, Class A1, 5.43%, 02/25/70(c)(d)	USD2,498	2,492,515
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
HONO Mortgage Trust, Series 2021-LULU, Class A, 4.94%, 10/15/36, (1-mo. CME Term SOFR + 1.26%)(b)(c)	USD2,716	$2,693,418
Houston Galleria Mall Trust, 5.46%, 02/05/45(b)(c)	USD1,580	1,582,703
Hudson Yards Mortgage Trust, 5.47%, 01/13/40(b)(c)	USD2,400	2,424,454
Idun European Loan Conduit No 42 SARL
Series 42X, Class A, 3.76%, 07/28/38, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR1,098	1,261,524
Series 42X, Class B, 4.01%, 07/28/38, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR402	463,164
Series 42X, Class D, 5.31%, 07/28/38, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR203	233,683
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.88%, 11/05/37(b)(c)	USD632	624,322
INTOWN Mortgage Trust, 5.03%, 03/15/42, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD4,059	4,059,000
INV Mortgage Trust, Series 2024-IND, Class A, 5.42%, 11/15/41, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD1,180	1,168,937
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, 5.29%, 09/15/29, (1-mo. CME Term SOFR + 1.61%)(b)(c)	USD355	348,611
Series 2024-IGLG, Class A, 5.17%, 11/09/39(b)(c)	USD2,030	2,027,744
JP Morgan Mortgage Trust
2.50%, 05/25/52(b)(c)	USD2,946	2,597,851
2.50%, 06/25/52(b)(c)	USD978	859,576
2.50%, 08/25/52(b)(c)	USD1,585	1,390,758
5.39%, 12/25/55(b)(c)	USD3,347	3,331,288
Series 2025-NQM3, Class A1, 5.50%, 11/25/65(b)(c)	USD1,915	1,911,632
Series 2025-NQM4, Class A1, 4.95%, 03/25/66(b)(c)	USD5,606	5,535,000
JPMF1 Multifamily Mortgage Trust, 5.31%, 05/15/59	USD7,087	7,101,264
Jupiter Mortgage No. 1 PLC
5.45%, 07/20/55, (1-day SONIA+ 1.70%)(a)(b)	GBP989	1,338,338
6.00%, 07/20/55, (1-day SONIA+ 2.25%)(a)(b)	GBP313	423,762
6.73%, 07/20/55, (1-day SONIA + 3.00%)(a)(b)	GBP213	285,071
KELR Trust, 5.75%, 08/15/43, (1-mo. CME Term SOFR + 2.10%)(b)(c)	USD826	826,258
Lanark Master Issuer PLC
4.22%, 12/22/69, (1-day SONIA+ 0.47%)(a)(b)	GBP682	917,888
4.25%, 12/22/69, (1-day SONIA+ 0.50%)(a)(b)	GBP752	1,012,389
Lanebrook Mortgage Transaction PLC, 4.93%, 08/20/60, (1-day SONIA+ 1.18%)(a)(b)	GBP658	888,396
LBA Trust, Series 2024-7IND, Class A, 5.12%, 10/15/41, (1-mo. CME Term SOFR + 1.44%)(b)(c)	USD3,104	3,106,449
LEX Trust
5.38%, 03/15/43, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD1,427	1,430,567

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.03%, 03/15/43, (1-mo. CME Term SOFR + 2.35%)(b)(c)	USD701	$703,629
Series 2026-450, Class E, 7.38%, 03/15/43, (1-mo. CME Term SOFR + 3.70%)(b)(c)	USD2,900	2,873,412
LQR Trust, Series 2025-CALI, Class E, 7.63%, 01/15/43, (1-mo. CME Term SOFR + 3.95%)(b)(c)	USD2,377	2,376,974
MAIN Trust
Series 2026-OLAS, Class A, 5.38%, 01/15/41, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD3,765	3,764,980
Series 2026-OLAS, Class E, 7.93%, 01/15/41, (1-mo. CME Term SOFR + 4.25%)(b)(c)	USD1,050	1,049,988
Series 2026-OLAS, Class F, 8.93%, 01/15/41, (1-mo. CME Term SOFR + 5.25%)(b)(c)	USD1,115	1,114,984
Manhattan West Mortgage Trust, 2.13%, 09/10/39(c)	USD1,675	1,623,269
MCR Mortgage Trust, Series 2024-HF1, Class A, 5.47%, 12/15/41, (1-mo. CME Term SOFR + 1.79%)(b)(c)	USD448	448,151
MFA Trust, 5.68%, 05/27/70(c)(d)	USD2,336	2,333,521
Mill City Mortgage Loan Trust, 3.25%, 11/25/58(b)(c)	USD348	345,494
Miltonia Mortgage Finance SRL, Series 1, Class B, 3.79%, 04/28/62, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR273	315,443
MLTI Trust
5.38%, 03/15/36, (1-mo. CME Term SOFR + 1.70%)(b)(c)	USD3,073	3,074,919
Series 2026-MLTI, Class A10, 5.08%, 06/15/39, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD6,890	6,906,772
Series 2026-SF75, Class A, 5.08%, 03/15/36, (1-mo. CME Term SOFR + 1.40%)(b)(c)	USD2,040	2,041,274
Series 2026-SF75, Class E, 6.93%, 03/15/36, (1-mo. CME Term SOFR + 3.25%)(b)(c)	USD1,465	1,466,524
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, 4.57%, 08/15/33, (1-mo. CME Term SOFR + 0.90%)(b)(c)	USD1,426	1,241,005
Series 2024-NSTB, Class A, 3.90%, 09/24/57(b)(c)	USD874	856,991
Morgan Stanley Residential Mortgage Loan Trust
4.81%, 12/25/70(b)(c)	USD2,844	2,798,673
5.00%, 09/25/54(b)(c)	USD4,077	4,029,875
5.56%, 03/25/70(c)(d)	USD3,001	2,996,737
5.96%, 03/25/70(b)(c)	USD2,081	2,087,317
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(b)(c)	USD5,129	5,112,634
Mortimer PLC
Series 2024-MIX, Class A, 4.57%, 09/22/67, (1-day SONIA + 0.83%)(a)(b)	GBP912	1,229,043
Series 2024-MIX, Class B, 4.89%, 09/22/67, (1-day SONIA + 1.15%)(a)(b)	GBP541	729,616
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2024-MIX, Class C, 5.29%, 09/22/67, (1-day SONIA + 1.55%)(a)(b)	GBP100	$135,564
Series 2024-MIX, Class D, 5.84%, 09/22/67, (1-day SONIA + 2.10%)(a)(b)	GBP100	135,774
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD305	317,620
MTN Commercial Mortgage Trust, 4.99%, 05/15/43(b)(c)	USD1,230	1,217,992
National Commercial Mortgage Trust
5.43%, 06/15/43, (1-mo. CME Term SOFR + 1.75%)(b)(c)	USD1,780	1,783,335
Series 2026-IND, Class A, 5.03%, 06/15/43, (1-mo. CME Term SOFR + 1.35%)(b)(c)	USD6,654	6,662,310
National RMBS Trust
Series 2026-1, Class C, 6.06%, 10/20/57, (1-mo. BB Swap + 1.75%)(a)(b)	AUD500	352,117
Series 2026-1, Class D, 6.31%, 10/20/57, (1-mo. BB Swap + 2.00%)(a)(b)	AUD500	351,051
NCMF Trust
5.51%, 06/10/33(b)(c)	USD2,248	2,242,284
Series 2025-MFS, Class A, 4.88%, 06/10/33(b)(c)	USD3,688	3,650,163
Series 2025-MFS, Class E, 7.53%, 06/10/33(b)(c)	USD2,160	2,155,340
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.11%, 08/25/65(b)(c)	USD2,900	2,865,151
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.07%, 10/15/40, (1-mo. CME Term SOFR + 1.39%)(b)(c)	USD3,364	3,372,410
NY Commercial Mortgage Trust, 5.66%, 02/10/47(b)(c)	USD1,770	1,798,497
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, 5.42%, 10/15/40, (1-mo. CME Term SOFR + 1.74%)(b)(c)	USD2,280	2,287,125
Series 2025-3BP, Class A, 4.89%, 02/15/42, (1-mo. CME Term SOFR + 1.21%)(b)(c)	USD995	994,378
OBX Trust
5.40%, 02/25/55(c)(d)	USD2,012	2,008,321
5.60%, 03/25/65(c)(d)	USD1,686	1,685,247
6.52%, 07/25/63(c)(d)	USD1,987	1,981,698
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(c)(d)	USD965	966,726
PCY Trust, 5.15%, 04/05/41(b)(c)	USD3,812	3,782,126
Polaris PLC
4.63%, 03/27/69, (1-day SONIA+ 0.89%)(a)(b)	GBP3,338	4,501,608
4.77%, 02/26/61, (1-day SONIA+ 1.03%)(a)(b)	GBP1,063	1,435,219
5.09%, 02/26/61, (1-day SONIA+ 1.35%)(a)(b)	GBP1,006	1,364,856
5.44%, 02/26/61, (1-day SONIA+ 1.70%)(a)(b)	GBP106	144,075
6.44%, 02/26/61, (1-day SONIA+ 2.70%)(a)(b)	GBP100	137,208
7.74%, 02/26/61, (1-day SONIA+ 4.00%)(a)(b)	GBP100	137,329
Series 2025-1, Class B, 4.79%, 02/26/68, (1-day SONIA+ 1.05%)(a)(b)	GBP336	453,442

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2025-1, Class C, 5.14%, 02/26/68, (1-day SONIA+ 1.40%)(a)(b)	GBP100	$135,789
Series 2025-1, Class D, 5.54%, 02/26/68, (1-day SONIA+ 1.80%)(a)(b)	GBP100	136,117
Series 2026-1X, Class A, 4.47%, 06/27/70, (1-day SONIA+ 0.73%)(a)(b)	GBP2,109	2,833,031
Series 2026-2X, Class B, 4.74%, 03/27/69, (1-day SONIA+ 1.00%)(a)(b)	GBP277	373,141
Series 2026-2X, Class C, 5.04%, 03/27/69, (1-day SONIA+ 1.30%)(a)(b)	GBP127	171,020
PRET Trust, Series 2025-RPL2, Class A1, 4.00%, 08/25/64(c)(d)	USD670	646,460
PRKCM, Series 2025-HOME1, Class A1A, 5.55%, 02/25/60(c)(d)	USD4,712	4,711,865
PRKCM Trust, 6.58%, 09/25/58(c)(d)	USD1,741	1,736,080
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%, 03/10/33(b)(c)	USD3,201	3,169,195
PRM8 Trust, Series 2026-PRM8, Class E, 6.32%, 05/10/41(b)(c)	USD775	759,066
PRPM LLC, 4.00%, 01/25/54(c)(d)	USD531	522,825
PRPM Trust
6.25%, 08/25/68(c)(d)	USD702	700,281
6.33%, 06/25/69(c)(d)	USD538	542,449
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(c)(d)	USD1,629	1,634,054
Series 2026-NQM1, Class A1, 5.13%, 02/25/71(b)(c)	USD3,485	3,445,760
Series 2026-R1, Class A1, 5.00%, 01/25/68(b)(c)	USD2,229	2,191,024
PSMC Trust, 2.50%, 03/25/51(b)(c)	USD6,584	5,301,199
PUMA Series, 5.32%, 10/20/57, (1-mo. BB Swap + 0.93%)(b)	AUD4,648	3,273,280
RCKT Mortgage Trust, 2.50%, 06/25/51(b)(c)	USD7,441	6,556,075
Residential Mortgage Loan Trust, 3.26%, 09/25/59(b)(c)	USD983	977,440
RESIMAC Premier Series
5.42%, 02/11/58, (1-mo. BB Swap + 1.08%)(b)	AUD6,485	4,566,000
5.59%, 02/11/58, (1-mo. BB Swap + 1.25%)(b)	AUD720	506,329
Sage AR Funding
Series 2026-1X, Class A, 5.01%, 05/18/38, (1-day SONIA+ 1.25%)(a)(b)	GBP2,988	4,005,011
Series 2026-1X, Class B, 5.26%, 05/18/38, (1-day SONIA+ 1.50%)(a)(b)	GBP3,396	4,547,861
Series 2026-1X, Class C, 5.51%, 05/18/38, (1-day SONIA+ 1.75%)(a)(b)	GBP1,662	2,194,257
Series 2026-1X, Class D, 6.26%, 05/18/38, (1-day SONIA+ 2.50%)(a)(b)	GBP709	936,084
Santander Mortgage Asset Receivable Trust
5.07%, 08/25/65(b)(c)	USD4,111	4,067,766
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(b)(c)	USD2,009	1,982,986
Sapphire XXXII Trust, 5.41%, 06/14/66, (1-mo. BB Swap + 1.10%)(b)	AUD2,698	1,900,599
SCG Commercial Mortgage Trust, 5.18%, 03/15/35, (1-mo. CME Term SOFR + 1.50%)(b)(c)	USD811	811,507
Sequoia Mortgage Trust
2.50%, 03/25/51(b)(c)	USD6,972	5,625,754
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.87%, 11/25/55, (30-day Avg SOFR + 1.25%)(b)(c)	USD3,901	$3,908,012
4.92%, 10/25/55, (30-day Avg SOFR + 1.30%)(b)(c)	USD1,912	1,915,608
Series 2024-HYB1, Class A1A, 4.51%, 11/25/63(b)(c)	USD2,073	2,064,527
Series 2026-HYB1, Class A1A, 4.67%, 04/25/56(b)(c)	USD3,817	3,725,044
Series 2026-HYB2, Class A1A, 4.63%, 07/25/56(b)(c)	USD8,209	8,068,016
Series 2026-MED1, Class A1A, 5.12%, 04/25/56(b)(c)	USD3,117	3,066,251
SG Residential Mortgage Trust, Series 2026-2, Class A1, 5.25%, 04/25/66(b)(c)	USD2,640	2,623,923
SHRN Trust, 4.88%, 10/15/40, (1-mo. CME Term SOFR + 1.20%)(b)(c)	USD3,500	3,499,999
Sirius Logistics UK DAC, Series 2026-1X, Class A, 5.00%, 11/17/35, (1-day SONIA+ 1.25%)(a)(b)	GBP3,786	5,096,043
SLG Commercial Mortgage Trust, Series 2026-PAT, Class A, 4.77%, 02/15/39(b)(c)	USD2,123	2,079,977
SLG Office Trust
Series 2026-OMA, Class E, 6.96%, 04/15/41(b)(c)	USD865	854,077
Series 2026-OMA, Class F, 7.92%, 04/15/41(b)(c)	USD1,480	1,467,229
Stratton Mortgage Funding PLC
4.64%, 06/28/50, (1-day SONIA + 0.90%)(a)(b)	GBP764	1,029,303
5.25%, 06/25/49, (1-day SONIA+ 1.50%)(a)(b)	GBP100	134,832
5.25%, 06/28/50, (1-day SONIA+ 1.50%)(a)(b)	GBP181	244,116
Series 2024-3, Class B, 5.10%, 06/25/49, (1-day SONIA+ 1.35%)(a)(b)	GBP353	475,419
SWVP Trust, 5.25%, 08/15/28, (1-mo. CME Term SOFR + 1.60%)(b)	USD5,621	5,621,000
Taurus U.K. DAC
Series 2025-UK2X, Class A, 5.25%, 02/18/35, (1-day SONIA+ 1.50%)(a)(b)	GBP658	887,856
Series 2025-UK2X, Class B, 5.75%, 02/18/35, (1-day SONIA+ 2.00%)(a)(b)	GBP211	284,638
Texas Commercial Mortgage Trust, 4.97%, 04/15/42, (1-mo. CME Term SOFR + 1.29%)(b)(c)	USD2,799	2,795,528
Thunder Logistics DAC
Series 2024-1X, Class A, 3.75%, 11/17/36, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR590	676,934
Series 2024-1X, Class B, 4.30%, 11/17/36, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR52	60,295
Together Asset-Backed Securitisation
Series 2026-CRE1, Class A, 4.74%, 02/20/58, (1-day SONIA+ 1.00%)(a)(b)	GBP1,141	1,537,874
Series 2026-CRE1, Class B, 4.94%, 02/20/58, (1-day SONIA+ 1.20%)(a)(b)	GBP437	588,718
Series 2026-CRE1, Class C, 5.24%, 02/20/58, (1-day SONIA+ 1.50%)(a)(b)	GBP134	180,842
Together Asset-Backed Securitisation PLC
4.69%, 08/15/64, (1-day SONIA+ 0.95%)(a)(b)	GBP815	1,100,034

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.44%, 08/20/55, (1-day SONIA+ 1.70%)(a)(b)	GBP114	$154,747
6.24%, 08/20/55, (1-day SONIA+ 2.50%)(a)(b)	GBP100	135,684
Series 2025-2ND1X, Class A, 4.67%, 09/12/56, (1-day SONIA+ 0.93%)(a)(b)	GBP452	609,509
Series 2025-2ND1X, Class B, 4.94%, 09/12/56, (1-day SONIA+ 1.20%)(a)(b)	GBP344	465,689
Series 2025-2ND1X, Class C, 5.24%, 09/12/56, (1-day SONIA+ 1.50%)(a)(b)	GBP100	135,222
Series 2025-2ND1X, Class D, 5.69%, 09/12/56, (1-day SONIA+ 1.95%)(a)(b)	GBP100	135,297
Series 2025-CRE1, Class A, 4.94%, 01/15/57, (1-day SONIA+ 1.20%)(a)(b)	GBP1,873	2,533,286
Series 2025-CRE1, Class B, 5.24%, 01/15/57, (1-day SONIA+ 1.50%)(a)(b)	GBP104	140,844
Towd Point Mortgage Trust
1.75%, 10/25/60(c)	USD534	483,455
2.75%, 06/25/57(b)(c)	USD249	245,138
3.00%, 08/25/55(b)(c)	USD699	694,693
Series 2022-1, Class A1, 3.75%, 07/25/62(b)(c)	USD1,135	1,060,209
Trinity Square PLC, 4.63%, 07/15/59(a)(b)	GBP1,106	1,491,252
Triton Bond Trust, Series 2026-1, Class A2, 5.46%, 02/15/58, (1-mo. BB Swap + 1.15%)(b)	AUD4,858	3,407,154
Trustee for Progress Trust(The)
5.31%, 11/07/57, (1-mo. BB Swap + 1.00%)(b)	AUD6,940	4,890,773
5.56%, 11/07/57, (1-mo. BB Swap + 1.25%)(b)	AUD845	593,912
5.81%, 11/07/57, (1-mo. BB Swap + 1.50%)(b)	AUD788	554,221
Series 2026-1, Class D, 6.41%, 11/07/57, (1-mo. BB Swap + 2.10%)(b)	AUD500	350,896
Turquoise VII Trust
Series 2026-3, Class C, 6.05%, 11/12/67, (1-mo. BB Swap + 1.70%)(a)(b)	AUD720	506,628
Series 2026-3, Class D, 6.25%, 11/12/67, (1-mo. BB Swap + 1.90%)(a)(b)	AUD500	351,825
Twin Bridges PLC
4.60%, 10/17/71, (1-day SONIA+ 0.86%)(a)(b)	GBP3,420	4,610,704
Series 2026-1X, Class B, 4.74%, 10/17/71, (1-day SONIA+ 1.00%)(a)(b)	GBP475	639,886
Series 2026-1X, Class C, 5.04%, 10/17/71, (1-day SONIA+ 1.30%)(a)(b)	GBP134	180,434
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(b)(c)	USD1,610	1,647,722
U.K. Logistics DAC
Series 2024-1, Class A, 5.39%, 05/17/34, (1-day SONIA + 1.65%)(a)(b)	GBP204	275,681
Series 2025-1X, Class D, 7.75%, 05/17/35, (1-day SONIA+ 4.00%)(a)(b)	GBP562	757,080
UK Logistics DAC
Series 2024-2X, Class B, 5.45%, 02/17/35, (1-day SONIA+ 1.70%)(a)(b)	GBP127	170,045
Series 2026-3X, Class B, 5.48%, 05/18/36, (1-day SONIA+ 1.75%)(a)(b)	GBP1,372	1,847,566
Series 2026-3X, Class C, 5.78%, 05/18/36, (1-day SONIA+ 2.05%)(a)(b)	GBP820	1,103,773
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust, Series 2026-1, Class A, 5.10%, 02/25/56(b)(c)	USD1,913	$1,873,712
Verus Securitization Trust
4.86%, 01/25/71(b)(c)	USD3,432	3,396,184
4.94%, 10/27/70(b)(c)	USD2,445	2,416,088
5.12%, 01/25/71(c)(d)	USD1,523	1,509,372
5.19%, 02/27/68(b)(c)	USD7,286	7,237,211
5.62%, 05/25/70(c)(d)	USD4,172	4,184,372
5.62%, 05/25/71(c)(d)	USD4,644	4,635,050
6.70%, 06/25/69(b)(c)	USD6,025	6,059,457
Series 2025-11, Class B1, 6.41%, 11/25/70(b)(c)	USD1,368	1,354,721
Vita Scientia DAC, 3.50%, 02/27/33, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR9,031	10,420,378
VRTX Trust, 5.49%, 08/05/42(b)(c)	USD2,786	2,705,739
Wells Fargo Commercial Mortgage Trust
5.10%, 03/15/38(b)(c)	USD2,579	2,561,467
5.92%, 11/15/57(b)	USD670	685,549
Series 2017-SMP, Class A, 4.60%, 12/15/34, (1-mo. CME Term SOFR + 0.92%)(b)(c)	USD17,280	16,126,332
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD5,371	5,291,400
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(b)(c)	USD2,699	2,679,975
Wharf Commercial Mortgage Trust, 5.54%, 07/15/40(b)(c)	USD405	404,242
Winchester 1 PLC
4.62%, 10/21/56(a)(b)	GBP550	741,292
Class B, 4.93%, 10/21/56, (1-day SONIA + 1.20%)(a)(b)	GBP331	447,798
Class C, 5.28%, 10/21/56, (1-day SONIA + 1.55%)(a)(b)	GBP100	137,906
Class D, 5.73%, 10/21/56, (1-day SONIA + 2.00%)(a)(b)	GBP100	135,836
WST Trust, Series 2026-1, Class A, 5.14%, 09/19/57, (1-mo. BB Swap + 0.83%)(a)(b)	AUD8,914	6,264,813
		844,117,634
Total Collateralized Mortgage Obligations — 18.1% (Cost: $882,900,633)		883,597,807
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(c)	USD939	968,583
7.88%, 04/01/30(c)	USD1,462	1,518,321
Lamar Media Corp., 4.88%, 01/15/29	USD200	197,096
Neptune Bidco U.S., Inc.
9.50%, 02/15/33(c)	USD784	798,640
10.38%, 05/15/31(c)	USD390	408,308
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(c)	USD426	413,869
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD100	97,246
		4,402,063
Aerospace & Defense — 0.6%
ATI, Inc., 7.25%, 08/15/30	USD458	472,221
Boeing Co.(The)
5.15%, 05/01/30	USD3,170	3,185,790
6.30%, 05/01/29	USD4,150	4,298,440

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc., 8.75%, 11/15/30(c)	USD416	$438,348
Honeywell Aerospace, Inc., 4.30%, 03/16/31(c)	USD4,640	4,514,484
L3Harris Technologies, Inc., 4.40%, 06/15/28(e)	USD152	151,188
RTX Corp.
1.90%, 09/01/31	USD940	814,477
3.13%, 05/04/27	USD7,780	7,711,120
3.50%, 03/15/27	USD523	520,468
4.13%, 11/16/28	USD947	936,907
5.75%, 01/15/29	USD1,029	1,055,522
6.00%, 03/15/31	USD387	404,587
TransDigm, Inc.
4.63%, 01/15/29	USD100	98,025
6.38%, 03/01/29(c)	USD251	254,020
6.38%, 05/31/33(c)	USD433	432,890
6.63%, 03/01/32(c)	USD737	749,330
6.75%, 08/15/28(c)	USD815	820,103
6.75%, 01/31/34(c)(e)	USD209	212,401
6.88%, 12/15/30(c)	USD213	218,341
		27,288,662
Agriculture — 1.3%
Altria Group, Inc.
2.63%, 09/16/26	USD538	537,006
4.50%, 08/06/30	USD4,790	4,713,115
4.80%, 02/14/29	USD4,471	4,473,224
6.20%, 11/01/28	USD2,475	2,551,370
BAT Capital Corp.
3.56%, 08/15/27	USD11,463	11,350,739
4.70%, 04/02/27(e)	USD934	935,412
5.83%, 02/20/31	USD5,267	5,432,583
6.34%, 08/02/30	USD3,370	3,533,431
BAT International Finance PLC
4.45%, 03/16/28	USD592	590,172
5.93%, 02/02/29	USD4,446	4,563,287
Darling Ingredients, Inc., 5.25%, 04/15/27(c)(e)	USD313	312,948
Philip Morris International, Inc.
4.00%, 10/29/30(e)	USD5,000	4,830,144
4.13%, 04/27/29(e)	USD9,095	8,964,166
4.38%, 04/30/30	USD4,285	4,209,974
4.88%, 02/15/28	USD4,036	4,053,265
5.13%, 02/13/31	USD3,750	3,781,673
		64,832,509
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26(c)	USD141	140,832
Alaska Airlines, Inc., 6.50%, 06/01/31(c)	USD100	99,354
American Airlines, Inc., 7.25%, 02/15/28(c)(e)	USD137	138,145
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)	USD447	444,873
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(c)	USD4,511	4,445,021
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)(e)	USD600	522,086
United Airlines, Inc., 4.63%, 04/15/29(c)	USD685	673,140
		6,463,451
Apparel — 0.0%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % PIK)(c)(f)	USD319	342,449
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
3.75%, 01/30/31(c)	USD100	92,747
4.75%, 10/01/27(c)	USD100	99,519
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD908	$908,364
4.97%, 04/06/29	USD2,240	2,213,733
5.80%, 03/05/27	USD4,489	4,511,874
5.88%, 11/07/29	USD6,020	6,069,826
General Motors Financial Co., Inc.
4.60%, 01/08/31(e)	USD2,280	2,228,065
5.80%, 01/07/29	USD554	565,274
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(c)	USD284	283,427
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(c)	USD261	254,894
Nissan Motor Co. Ltd.
7.50%, 07/17/30(c)	USD635	650,410
7.75%, 07/17/32(c)	USD443	457,609
8.13%, 07/17/35(c)	USD400	422,064
		18,757,806
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD100	101,500
7.50%, 02/15/33(c)(e)	USD217	223,950
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(c)(e)	USD644	634,161
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(c)	USD100	101,254
6.75%, 02/15/30(c)	USD107	109,717
6.75%, 09/15/32(c)	USD284	286,133
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(c)	USD385	391,877
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.38%, 04/15/34(c)	USD258	254,180
Forvia SE, 6.75%, 09/15/33(c)	USD200	199,011
Goodyear Tire & Rubber Co.(The)
5.25%, 07/15/31	USD654	580,912
5.63%, 04/30/33(e)	USD183	159,862
Tenneco, Inc., 8.00%, 11/17/28(c)	USD381	381,956
ZF North America Capital, Inc.
6.75%, 04/23/30(c)	USD315	312,597
6.88%, 04/23/32(c)	USD300	294,741
7.50%, 03/24/31(c)	USD228	229,590
		4,261,441
Banks — 11.4%
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	USD1,500	1,312,661
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	USD3,195	3,163,727
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	USD5,415	4,773,823
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	USD5,309	4,761,980
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	USD3,410	3,352,323
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)	USD5,193	5,052,521
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	USD2,670	2,663,941
4.70%, 04/23/32, (1-day SOFR + 1.04%)(b)	USD9,810	9,625,991
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	USD4,743	4,760,934
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	USD8,537	8,606,052
Barclays PLC, 5.67%, 03/12/28, (1-day SOFR + 1.49%)(b)	USD200	201,162
Citibank N.A.
4.58%, 05/29/27	USD527	528,519
4.85%, 06/18/32, (1-day SOFR + 0.91%)(b)	USD4,230	4,179,835
4.91%, 05/29/30	USD3,865	3,870,785

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	USD237	$222,529
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	USD9,775	9,637,403
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(b)	USD4,633	4,581,224
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)(e)	USD14,245	13,919,319
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	USD3,755	3,710,259
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	USD20,626	20,628,485
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	USD13,083	13,020,922
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	USD6,303	6,339,077
Deutsche Bank AG/New York
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)(e)	USD1,020	994,369
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	USD2,787	2,806,606
Goldman Sachs Group, Inc.(The)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	USD14,175	14,131,914
1.95%, 10/21/27, (1-day SOFR + 0.91%)(b)	USD9,318	9,267,002
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	USD7,334	7,252,164
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	USD8,250	8,119,041
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	USD3,774	3,734,681
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	USD9,390	9,089,161
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	USD10,017	9,722,345
4.59%, 04/20/30, (1-day SOFR + 0.99%)(b)	USD5,820	5,757,366
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	USD8,650	8,667,055
4.97%, 06/03/32, (1-day SOFR + 1.03%)(b)(e)	USD7,840	7,733,759
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	USD16,663	16,693,541
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)(e)	USD8,524	8,537,926
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	USD8,340	8,606,345
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.77%)(b)	USD3,555	3,540,624
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	USD5,210	4,554,479
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	USD1,700	1,620,464
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	USD3,306	3,092,618
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)(e)	USD5,000	4,843,704
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	USD4,745	4,595,880
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	USD9,380	9,092,063
4.41%, 04/23/30, (1-day SOFR + 0.82%)(b)	USD10,310	10,170,741
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	USD3,868	3,875,256
4.86%, 07/23/30, (1-day SOFR + 0.85%)(b)(e)	USD7,000	6,984,998
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)(e)	USD17,672	17,736,372
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	USD10,255	10,288,080
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	USD10,338	10,356,346
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	USD1,500	1,504,154
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	USD5,884	5,900,396
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	USD5,318	5,337,417
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	USD3,250	3,283,519
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	USD4,430	4,460,407
6.07%, 10/22/27, (1-day SOFR + 1.33%)(b)	USD4,968	4,985,388
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	USD7,433	7,362,709
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	USD8,095	7,857,915
Security	Par (000)	Value
Banks (continued)
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(b)	USD12,031	$11,907,343
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	USD3,342	3,305,355
4.71%, 03/12/32, (1-day SOFR + 1.20%)(b)	USD4,280	4,182,931
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)(e)	USD3,470	3,403,487
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(b)	USD5,620	5,618,966
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	USD9,278	9,307,936
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	USD10,364	10,387,283
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	USD3,910	3,928,973
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)(e)	USD2,589	2,596,740
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	USD1,819	1,849,583
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	USD3,527	3,591,819
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(b)	USD4,920	4,899,911
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	USD8,370	8,393,933
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	USD3,717	3,742,303
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(b)	USD2,665	2,649,073
4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	USD7,529	7,517,486
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	USD1,730	1,683,818
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	USD14,005	13,824,145
Pinnacle Financial Partners, Inc., 5.60%, 05/19/32, (1-day SOFR + 1.70%)(b)	USD6,375	6,320,272
Regions Bank/Birmingham AL, 4.76%, 07/27/29, (1-day SOFR + 0.81%)(b)	USD11,940	11,917,604
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	USD1,270	1,284,506
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	USD173	171,089
6.79%, 10/26/27, (1-day SOFR + 1.88%)(b)	USD182	182,976
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.85%)(b)(c)	USD233	232,868
4.40%, 09/23/31, (1-day SOFR + 1.06%)(b)(c)	USD2,150	2,085,288
4.59%, 08/10/32, (1-day SOFR + 1.05%)(b)(c)	USD3,720	3,610,303
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.57%)(b)	USD3,273	3,246,279
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	USD9,620	9,477,412
4.18%, 01/23/30, (1-day SOFR + 0.74%)(b)	USD6,630	6,523,232
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	USD840	841,139
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	USD4,715	4,732,602
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)(e)	USD2,881	2,892,941
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	USD9,018	9,154,138
5.71%, 04/22/28, (1-day SOFR + 1.07%)(b)	USD4,083	4,114,183
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(b)	USD4,031	4,038,229
		555,086,423
Biotechnology — 0.1%
Amgen, Inc.
1.65%, 08/15/28	USD1,870	1,762,551
4.05%, 08/18/29	USD2,630	2,579,011
5.15%, 03/02/28	USD159	160,224
5.25%, 03/02/30	USD1,000	1,011,959

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(c)	USD200	$201,831
7.25%, 12/15/33(c)	USD200	206,221
		5,921,797
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/30(c)	USD217	210,299
6.38%, 03/01/34(c)	USD200	196,249
6.75%, 05/15/35(c)	USD231	228,704
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(c)	USD353	358,788
Quikrete Holdings, Inc.
6.38%, 03/01/32(c)	USD441	446,382
6.75%, 03/01/33(c)	USD255	258,371
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD121	120,828
8.88%, 11/15/31(c)	USD100	104,709
Standard Building Solutions, Inc.
6.25%, 08/01/33(c)	USD158	156,273
6.50%, 08/15/32(c)	USD204	204,390
Standard Industries, Inc./New York
4.38%, 07/15/30(c)	USD100	94,409
4.75%, 01/15/28(c)	USD531	527,765
		2,907,167
Chemicals — 0.7%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD174	173,543
Celanese U.S. Holdings LLC
7.00%, 02/15/31	USD530	543,406
7.33%, 07/15/29	USD260	270,283
7.35%, 11/15/28	USD407	422,249
7.38%, 07/15/32	USD100	104,631
Chemours Co.(The)
5.75%, 11/15/28(c)	USD163	162,191
7.88%, 03/15/34(c)	USD333	324,041
8.00%, 01/15/33(c)	USD100	98,431
Dow Chemical Co. (The), 4.80%, 01/15/31(e)	USD7,060	6,937,987
Ecolab, Inc., 4.80%, 06/15/31(e)	USD3,930	3,911,292
Equate Petrochemical Co KSCC, 4.25%, 11/03/26(a)	USD4,700	4,678,850
FMC Corp.
6.38%, 05/18/53(e)	USD614	477,942
8.00%, 06/01/31(c)	USD32	33,089
Huntsman International LLC
2.95%, 06/15/31	USD291	259,403
4.50%, 05/01/29	USD117	112,609
INEOS Finance PLC, 7.50%, 04/15/29(c)	USD476	467,368
LYB International Finance III LLC, 5.13%, 01/15/31(e)	USD6,060	6,014,474
Methanex Corp., 5.13%, 10/15/27	USD319	319,460
NOVA Chemicals Corp.
5.25%, 06/01/27(c)	USD194	194,109
7.00%, 12/01/31(c)	USD100	104,880
Olin Corp.
5.00%, 02/01/30	USD100	96,038
5.63%, 08/01/29	USD100	98,915
6.63%, 04/01/33(c)	USD187	182,997
Olympus Water U.S. Holding Corp., 7.25%, 02/15/33(c)	USD883	864,960
Security	Par (000)	Value
Chemicals (continued)
Qnity Electronics, Inc., 5.75%, 08/15/32(c)	USD124	$123,118
Sasol Financing USA LLC, 4.38%, 09/18/26	USD2,900	2,891,097
SCIH Salt Holdings, Inc., 6.75%, 08/15/31(c)	USD846	845,320
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(c)	USD182	177,723
WR Grace Holdings LLC
6.63%, 08/15/32(c)	USD169	160,891
7.00%, 08/01/33(c)	USD300	287,353
7.38%, 03/01/31(c)	USD38	37,678
		31,376,328
Commercial Services — 0.4%
ADT Security Corp.(The)
4.13%, 08/01/29(c)	USD114	109,197
5.88%, 10/15/33(c)	USD261	253,072
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(c)	USD228	232,257
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(c)	USD848	866,491
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(c)	USD400	393,383
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/29(c)(e)	USD181	176,213
8.00%, 02/15/31(c)	USD271	270,588
8.38%, 06/15/32(c)(e)	USD238	236,864
Belron U.K. Finance PLC, 5.75%, 10/15/29(c)	USD200	199,937
Block, Inc.
5.63%, 08/15/30(c)	USD304	302,445
6.00%, 08/15/33(c)	USD120	119,003
6.50%, 05/15/32	USD234	236,411
Brink's Co. (The), 6.50%, 06/15/29(c)	USD99	100,789
Carrix, Inc., 6.13%, 08/01/33(c)	USD382	380,236
Clarivate Science Holdings Corp., 3.88%, 07/01/28(c)	USD207	199,993
Equifax, Inc., 5.00%, 08/15/29	USD6,803	6,812,082
EquipmentShare.com, Inc.
7.13%, 07/01/34(c)(e)	USD234	223,500
8.63%, 05/15/32(c)(e)	USD342	349,773
Garda World Security Corp.
7.75%, 02/15/28(c)	USD819	830,298
8.25%, 08/01/32(c)	USD117	118,647
GEO Group, Inc. (The), 8.63%, 04/15/29	USD254	264,793
Global Payments, Inc., 4.88%, 11/15/30	USD1,445	1,405,568
Herc Holdings, Inc.
7.00%, 06/15/30(c)	USD415	427,977
7.25%, 06/15/33(c)(e)	USD275	283,762
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(c)	USD1,086	860,126
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(c)	USD102	100,179
Service Corp. International/U.S.
4.63%, 12/15/27(e)	USD232	230,510
5.13%, 06/01/29	USD100	99,083
5.75%, 10/15/32	USD100	99,182
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(c)	USD200	200,283
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/34(c)	USD129	130,136
United Rentals North America, Inc.
3.88%, 11/15/27	USD125	123,556

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.00%, 07/15/30	USD100	$94,960
4.88%, 01/15/28	USD635	632,491
5.25%, 01/15/30	USD23	22,888
5.38%, 11/15/33(c)	USD180	175,267
Wand NewCo 3, Inc., 7.63%, 01/30/32(c)	USD301	309,033
Williams Scotsman, Inc.
6.63%, 06/15/29(c)	USD107	108,808
6.63%, 04/15/30(c)(e)	USD121	123,721
		18,103,502
Computers — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32(c)	USD175	179,794
Booz Allen Hamilton, Inc., 5.38%, 01/30/30	USD3,905	3,904,773
CACI International, Inc., 6.38%, 06/15/33(c)	USD229	230,772
Dell International LLC/EMC Corp.
4.50%, 02/15/31(e)	USD2,410	2,348,955
4.75%, 07/15/31	USD5,535	5,442,334
Gartner, Inc., 4.50%, 07/01/28(c)	USD7,102	6,983,167
Hewlett Packard Enterprise Co., 4.60%, 03/23/29(e)	USD4,680	4,652,591
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD100	106,054
NCR Voyix Corp., 5.13%, 04/15/29(c)(e)	USD219	212,347
		24,060,787
Cosmetics & Personal Care — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(c)	USD146	145,585
Opal Bidco SAS, 6.50%, 03/31/32(c)	USD200	201,149
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	USD200	189,101
6.13%, 09/30/32(e)	USD77	73,156
		608,991
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(c)	USD38	36,059
RB Global Holdings, Inc.
6.75%, 03/15/28(c)	USD128	129,142
7.75%, 03/15/31(c)	USD100	103,195
		268,396
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30(e)	USD2,670	2,596,394
Ally Financial, Inc., 6.65%, 01/17/40, (5-year CMT + 2.45%)(b)	USD167	163,127
American Express Co.
4.44%, 05/03/30, (1-day SOFR + 0.81%)(b)	USD8,045	7,965,237
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)(e)	USD3,595	3,513,677
Azorra Finance Ltd.
6.25%, 02/15/34(c)	USD199	195,025
7.75%, 04/15/30(c)	USD100	103,478
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.86%)(b)	USD4,141	4,112,932
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	USD2,895	2,821,551
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	USD653	663,133
Credit Acceptance Corp., 9.25%, 12/15/28(c)	USD367	379,923
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(c)	USD192	185,677
6.75%, 12/01/32(c)	USD311	296,766
Encore Capital Group, Inc., 6.63%, 04/15/31(c)	USD257	258,091
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD225	223,594
Security	Par (000)	Value
Diversified Financial Services (continued)
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(c)	USD382	$368,243
7.88%, 04/01/33(c)	USD415	400,236
9.13%, 05/15/31(c)	USD127	130,192
GGAM Finance Ltd., 6.88%, 04/15/29(c)	USD230	233,738
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(c)	USD273	276,560
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(c)(e)	USD200	194,045
6.13%, 11/01/32(c)	USD18	17,910
7.13%, 04/30/31(c)	USD516	532,524
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(c)	USD388	381,079
OMERS Finance Trust, 4.38%, 03/20/30(c)	USD4,795	4,775,039
Osaic Holdings, Inc., 6.75%, 08/01/32(c)	USD286	287,023
PennyMac Financial Services, Inc.
5.75%, 09/15/31(c)	USD108	100,109
6.75%, 02/15/34(c)	USD241	223,533
6.88%, 05/15/32(c)	USD390	372,799
7.13%, 11/15/30(c)	USD224	223,301
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(c)	USD257	266,079
Rocket Companies, Inc., 6.13%, 08/01/30(c)	USD417	420,381
Rocket Cos, Inc.
6.13%, 08/01/31(c)	USD422	423,923
6.50%, 08/01/29(c)	USD294	297,862
7.13%, 02/01/32(c)	USD149	152,717
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(c)	USD65	60,217
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(c)	USD232	235,494
StoneX Group, Inc., 7.88%, 03/01/31(c)	USD100	104,151
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	USD4,288	4,275,838
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	USD5,737	5,716,066
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	USD782	793,645
7.25%, 02/02/33	USD136	139,776
United Wholesale Mortgage LLC, 5.50%, 04/15/29(c)	USD489	456,693
UWM Holdings LLC
6.25%, 03/15/31(c)	USD244	217,709
6.63%, 02/01/30(c)	USD290	269,017
		45,824,504
Electric — 3.5%
Alpha Generation LLC
6.25%, 01/15/34(c)	USD100	97,720
6.75%, 10/15/32(c)	USD198	199,726
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(c)	USD150	147,904
Chpe LLC, 4.88%, 06/30/31(c)	USD6,040	5,952,103
Clearway Energy Operating LLC
4.75%, 03/15/28(c)	USD268	264,493
5.75%, 01/15/34(c)	USD100	96,425
Constellation Energy Generation LLC, 4.40%, 01/15/31	USD4,170	4,059,870
Dominion Energy, Inc., 5.00%, 06/15/30	USD2,420	2,423,575
Duke Energy Carolinas LLC, 4.85%, 03/15/30	USD3,281	3,282,935
Duke Energy Corp.
2.65%, 09/01/26	USD4,712	4,706,318
3.40%, 06/15/29	USD1,906	1,835,342
4.30%, 03/15/28(e)	USD981	975,852

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.85%, 01/05/29	USD3,890	$3,900,209
Edison International
5.25%, 11/15/28	USD98	98,036
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(e)	USD100	103,196
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)	USD252	257,819
EUSHI Finance, Inc., 6.25%, 04/01/56, (5-year CMT + 2.51%)(b)	USD203	200,384
Eversource Energy
5.00%, 01/01/27	USD2,536	2,542,274
5.95%, 02/01/29(e)	USD1,068	1,095,389
Series O, 4.25%, 04/01/29(e)	USD238	234,968
FirstEnergy Corp.
2.65%, 03/01/30	USD4,133	3,810,749
Series B, 2.25%, 09/01/30	USD1,150	1,028,124
Series B, 3.90%, 07/15/27	USD3,936	3,915,831
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(c)	USD3,690	3,624,883
FirstEnergy Transmission LLC, 4.55%, 01/15/30	USD1,307	1,289,249
Florida Power & Light Co.
4.40%, 05/15/28	USD86	85,868
5.05%, 04/01/28	USD140	141,213
Jersey Central Power & Light Co., 4.60%, 01/15/30(c)(e)	USD4,160	4,114,919
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28	USD818	820,043
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	USD2,065	1,873,038
3.55%, 05/01/27	USD1,095	1,087,849
4.69%, 09/01/27	USD4,665	4,672,428
4.85%, 02/04/28(e)	USD1,301	1,306,191
4.90%, 03/15/29	USD710	713,064
NRG Energy, Inc.
2.70%, 12/02/27(c)	USD1,993	1,932,354
3.63%, 02/15/31(c)	USD38	35,014
4.73%, 10/15/30(c)	USD2,710	2,645,455
4.96%, 04/30/31(c)(e)	USD6,710	6,560,190
5.25%, 06/15/29(c)	USD146	144,615
5.75%, 07/15/29(c)	USD700	699,597
5.75%, 01/15/34(c)	USD100	97,390
5.88%, 05/15/34(c)	USD174	170,816
6.00%, 01/15/36(c)	USD247	241,659
6.25%, 11/01/34(c)	USD202	201,468
Ohio Edison Co., 4.95%, 12/15/29(c)	USD1,960	1,962,506
Pacific Gas and Electric Co.
2.50%, 02/01/31	USD5,278	4,708,702
3.00%, 06/15/28	USD850	822,647
3.30%, 12/01/27	USD100	98,078
4.55%, 07/01/30(e)	USD19,700	19,262,653
5.05%, 11/15/31	USD7,660	7,579,688
5.25%, 02/01/32	USD5,030	5,013,994
5.55%, 05/15/29	USD10,209	10,360,481
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(b)	USD441	434,183
7.38%, 09/15/55, (5-year CMT + 3.32%)(b)	USD40	39,784
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/27(c)	USD2,200	2,184,710
PG&E Corp.
6.85%, 09/15/56, (5-year CMT + 3.23%)(b)	USD583	576,918
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)	USD231	234,562
Security	Par (000)	Value
Electric (continued)
Pinnacle West Capital Corp., 4.65%, 06/01/29	USD7,450	$7,417,069
Public Service Enterprise Group, Inc., 4.90%, 03/15/30	USD2,175	2,168,570
Puget Energy, Inc., 7.00%, 09/15/56, (5-year CMT + 2.96%)(b)	USD147	147,399
Sempra, 3.70%, 04/01/29	USD52	50,586
Southern California Edison Co., 5.30%, 03/01/28(e)	USD1,022	1,028,295
Talen Energy Supply LLC
6.13%, 05/01/31(c)(g)	USD233	231,612
6.25%, 02/01/34(c)	USD83	81,407
6.38%, 05/01/33(c)(g)	USD677	666,714
6.50%, 02/01/36(c)	USD100	98,753
Vistra Operations Co. LLC
3.70%, 01/30/27(c)	USD1,214	1,205,551
4.30%, 10/15/28(c)(e)	USD3,830	3,773,507
4.30%, 07/15/29(c)	USD7,723	7,535,343
4.60%, 10/15/30(c)	USD3,990	3,882,933
4.70%, 01/31/31(c)	USD4,600	4,477,756
5.00%, 07/31/27(c)	USD100	99,967
5.00%, 04/30/31(c)	USD9,840	9,688,880
5.05%, 12/30/26(c)	USD1,150	1,151,155
6.88%, 04/15/32(c)	USD164	169,394
VoltaGrid LLC, 7.38%, 11/01/30(c)	USD245	246,218
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(c)	USD413	438,948
8.63%, 03/15/33(c)	USD189	201,925
		171,727,433
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 6.00%, 09/15/33(c)(e)	USD226	214,157
WESCO Distribution, Inc.
6.38%, 03/15/29(c)	USD298	302,204
6.38%, 03/15/33(c)	USD100	101,677
6.63%, 03/15/32(c)	USD207	211,187
		829,225
Electronics — 0.0%
Ingram Micro, Inc., 4.75%, 05/15/29(c)	USD123	119,686
Sensata Technologies, Inc., 4.38%, 02/15/30(c)	USD871	839,916
		959,602
Engineering & Construction — 0.1%
AECOM, 6.00%, 08/01/33(c)	USD100	99,429
Mexico City Airport Trust, 3.88%, 04/30/28(c)	USD3,800	3,697,590
		3,797,019
Entertainment — 0.1%
Brightstar Lottery PLC, 5.25%, 01/15/29(c)	USD200	197,686
Caesars Entertainment, Inc.
6.00%, 10/15/32(c)	USD366	321,006
6.50%, 02/15/32(c)(e)	USD90	86,001
7.00%, 02/15/30(c)	USD664	666,197
Churchill Downs, Inc.
4.75%, 01/15/28(c)	USD345	341,622
5.50%, 04/01/27(c)(e)	USD110	110,060
5.75%, 04/01/30(c)(e)	USD100	99,704
Cinemark USA, Inc., 5.25%, 07/15/28(c)	USD129	128,086
Flutter Treasury DAC, 5.88%, 06/04/31(c)	USD400	394,051
Light & Wonder International, Inc.
6.25%, 10/01/33(c)	USD199	195,517
7.25%, 11/15/29(c)	USD144	146,357
Live Nation Entertainment, Inc., 3.75%, 01/15/28(c)	USD118	115,531

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Penn Entertainment, Inc., 6.75%, 04/01/31(c)(e)	USD187	$187,676
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	USD400	358,000
8.45%, 07/27/30(c)	USD200	196,815
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(c)(e)	USD777	785,868
Vail Resorts, Inc., 5.63%, 07/15/30(c)	USD100	99,563
Voyager Parent LLC, 9.25%, 07/01/32(c)	USD415	440,928
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)	USD250	247,403
6.25%, 03/15/33(c)(e)	USD100	99,124
		5,217,195
Environmental Control — 0.1%
Clean Harbors, Inc., 5.13%, 07/15/29(c)	USD142	140,257
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34(c)	USD258	238,665
5.63%, 07/01/31(c)	USD130	126,302
GFL Environmental, Inc.
4.38%, 08/15/29(c)	USD158	151,911
4.75%, 06/15/29(c)	USD302	294,264
6.75%, 01/15/31(c)	USD34	34,411
Madison IAQ LLC, 4.13%, 06/30/28(c)	USD176	172,294
Veralto Corp., 4.85%, 01/15/32	USD5,460	5,395,709
		6,553,813
Food — 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 02/15/30(c)	USD458	437,184
5.63%, 03/31/32(c)	USD67	63,731
5.75%, 03/31/34(c)(e)	USD301	279,852
6.50%, 02/15/28(c)	USD299	300,864
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(c)	USD219	216,415
7.63%, 07/01/29(c)	USD100	103,122
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(c)	USD200	203,350
9.00%, 02/15/29(c)	USD76	79,155
Lamb Weston Holdings, Inc., 4.13%, 01/31/30(c)	USD213	202,795
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD353	341,274
Pilgrim's Pride Corp.
6.25%, 07/01/33	USD103	105,702
6.88%, 05/15/34	USD133	141,601
Post Holdings, Inc.
4.50%, 09/15/31(c)	USD446	413,347
6.25%, 10/15/34(c)	USD318	309,181
6.38%, 03/01/33(c)(e)	USD200	196,961
6.50%, 03/15/36(c)	USD138	134,604
U.S. Foods, Inc.
4.75%, 02/15/29(c)	USD297	292,646
6.88%, 09/15/28(c)	USD130	132,608
		3,954,392
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(c)	USD272	271,114
Security	Par (000)	Value
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	USD2,400	$2,357,160
Magnera Corp., 7.25%, 11/15/31(c)(e)	USD338	330,818
		2,687,978
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(c)	USD100	101,549
9.50%, 06/01/30(c)	USD241	258,394
NiSource, Inc.
5.20%, 07/01/29	USD88	89,056
5.25%, 03/30/28	USD89	89,769
Spire, Inc., 4.60%, 09/01/31	USD3,280	3,193,577
		3,732,345
Health Care - Products — 0.2%
Abbott Laboratories, 4.00%, 03/15/31	USD3,570	3,450,127
Avantor Funding, Inc., 4.63%, 07/15/28(c)	USD456	449,736
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD940	963,500
Dentsply Sirona, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)	USD543	541,724
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 10/01/29(c)	USD354	350,690
6.25%, 04/01/29(c)	USD233	236,946
Teleflex, Inc., 4.25%, 06/01/28(c)	USD208	203,739
Thermo Fisher Scientific, Inc., 4.22%, 02/12/31(e)	USD1,310	1,274,849
		7,471,311
Health Care - Services — 1.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(c)	USD100	103,125
Centene Corp., 3.38%, 02/15/30	USD1,000	924,889
Charles River Laboratories International, Inc., 4.25%, 05/01/28(c)	USD195	191,299
CHS/Community Health Systems, Inc.
5.25%, 05/15/30(c)	USD104	96,035
6.00%, 01/15/29(c)(e)	USD257	252,502
9.75%, 01/15/34(c)(e)	USD943	955,317
DaVita, Inc.
4.63%, 06/01/30(c)	USD689	664,150
6.75%, 07/15/33(c)	USD241	247,070
6.88%, 09/01/32(c)	USD119	122,292
Elevance Health, Inc.
3.65%, 12/01/27	USD23	22,746
4.00%, 09/15/28(e)	USD1,331	1,313,169
4.10%, 03/01/28	USD206	204,297
5.15%, 06/15/29(e)	USD2,326	2,348,294
Encompass Health Corp., 4.50%, 02/01/28	USD78	77,169
Global Medical Response, Inc., 7.38%, 10/01/32(c)	USD354	360,238
HCA, Inc.
3.13%, 03/15/27	USD2,290	2,270,759
3.50%, 09/01/30	USD8,808	8,302,434
4.13%, 06/15/29	USD5,644	5,536,005
4.30%, 11/15/30(e)	USD5,720	5,544,296
4.50%, 02/15/27	USD1,700	1,699,923
5.00%, 03/01/28	USD11,620	11,671,204
5.20%, 06/01/28(e)	USD5,692	5,736,581
5.25%, 03/01/30	USD2,664	2,684,087
5.63%, 09/01/28	USD3,754	3,802,432
5.88%, 02/01/29	USD217	221,209

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Humana, Inc.
3.95%, 03/15/27(e)	USD133	$132,436
5.38%, 04/15/31	USD1,060	1,064,514
6.63%, 09/15/56, (5-year CMT + 2.89%)(b)	USD308	303,063
IQVIA, Inc., 5.00%, 05/15/27(c)	USD400	399,508
LifePoint Health, Inc.
7.00%, 05/01/34(c)	USD200	186,808
8.38%, 02/15/32(c)	USD324	326,201
9.88%, 08/15/30(c)	USD338	354,830
Molina Healthcare, Inc.
4.38%, 06/15/28(c)	USD100	97,874
6.25%, 01/15/33(c)	USD139	137,453
6.50%, 02/15/31(c)	USD257	259,363
Tenet Healthcare Corp.
4.25%, 06/01/29	USD100	96,966
4.38%, 01/15/30	USD324	312,504
4.63%, 06/15/28	USD562	556,397
5.13%, 11/01/27	USD126	125,927
6.13%, 06/15/30	USD219	220,109
6.75%, 05/15/31	USD302	307,988
		60,233,463
Holding Companies - Diversified — 0.1%
FS KKR Capital Corp.
2.63%, 01/15/27(e)	USD31	30,503
6.13%, 01/15/31	USD375	360,853
6.88%, 08/15/29(e)	USD210	210,869
7.88%, 01/15/29	USD100	102,851
Gaci First Investment Co., 5.00%, 10/13/27(a)	USD4,200	4,198,698
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56, (5-year CMT + 4.30%)(b)	USD231	242,491
Stena International SA, 7.63%, 02/15/31(c)	USD200	206,157
		5,352,422
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(c)	USD202	201,529
Beazer Homes USA, Inc., 8.00%, 01/15/32(c)	USD100	101,975
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(c)	USD400	372,716
Century Communities, Inc.
3.88%, 08/15/29(c)	USD60	56,899
6.63%, 09/15/33(c)	USD100	100,328
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(c)	USD203	206,924
LGI Homes, Inc.
7.00%, 11/15/32(c)(e)	USD100	97,473
8.75%, 12/15/28(c)	USD27	27,721
Mattamy Group Corp., 6.00%, 12/15/33(c)	USD250	237,969
New Home Co., Inc. (The), 8.50%, 11/01/30(c)	USD103	105,061
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(c)	USD146	145,633
5.75%, 01/15/28(c)	USD100	100,883
		1,755,111
Home Furnishings — 0.0%
Somnigroup International, Inc., 4.00%, 04/15/29(c)	USD210	201,850
Whirlpool Corp.
6.50%, 06/15/33	USD246	208,447
7.50%, 07/01/31(c)(e)	USD240	238,502
		648,799
Security	Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
Big Sky Funding LLC
5.75%, 10/20/35(f)(h)	USD4,469	$4,468,893
5.75%, 10/20/35(c)	USD178	177,443
		4,646,336
Housewares — 0.0%
Newell Brands, Inc.
6.38%, 05/15/30	USD167	168,834
6.63%, 05/15/32(e)	USD208	210,438
8.50%, 06/01/28(c)	USD131	136,729
		516,001
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD727	718,711
7.38%, 10/01/32(c)	USD504	506,827
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)	USD277	266,484
AmWINS Group, Inc., 4.88%, 06/30/29(c)	USD219	210,801
Ardonagh Finco Ltd., 7.75%, 02/15/31(c)	USD798	810,236
CRC Insurance Group LLC, 7.13%, 06/01/31(c)	USD570	568,927
Global Atlantic Fin Co., 7.25%, 03/01/56, (5-year CMT + 3.55%)(b)(c)	USD217	208,478
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)(e)	USD402	398,160
8.13%, 02/15/32(c)	USD411	382,120
HUB International Ltd., 7.25%, 06/15/30(c)	USD686	706,353
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(c)	USD129	133,182
Ryan Specialty LLC, 4.38%, 02/01/30(c)	USD227	219,178
		5,129,457
Internet — 1.9%
Alphabet, Inc., 3.70%, 02/15/29(e)	USD8,800	8,619,372
Amazon.com, Inc.
4.00%, 03/13/29	USD14,180	13,945,855
4.60%, 07/09/29(e)	USD18,420	18,356,971
AppLovin Corp., 5.13%, 12/01/29(e)	USD20,014	20,037,629
Beignet Investor LLC, 6.58%, 05/30/49(c)	USD6,165	5,976,742
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(c)	USD500	445,010
Gen Digital, Inc.
6.75%, 09/30/27(c)	USD62	62,095
7.13%, 09/30/30(c)(e)	USD100	101,520
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(c)	USD200	187,129
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.00%, 08/01/29(c)	USD100	93,212
Match Group Holdings II LLC
4.13%, 08/01/30(c)	USD119	111,340
4.63%, 06/01/28(c)	USD182	179,104
6.13%, 09/15/33(c)(e)	USD100	97,364
Netflix, Inc., 4.88%, 06/15/30(c)(e)	USD2,277	2,269,447
Snap, Inc.
6.88%, 03/01/33(c)	USD312	304,769
6.88%, 03/15/34(c)	USD156	151,115
Uber Technologies, Inc.
4.15%, 01/15/31(e)	USD2,916	2,812,467
4.30%, 01/15/30	USD6,000	5,882,947
4.50%, 08/15/29(c)(e)	USD11,334	11,188,750

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Wayfair LLC
6.75%, 11/15/32(c)(e)	USD137	$139,467
7.75%, 09/15/30(c)	USD410	429,638
		91,391,943
Iron & Steel — 0.2%
Cleveland-Cliffs, Inc.
6.88%, 11/01/29(c)	USD376	380,010
7.00%, 03/15/32(c)	USD100	100,210
7.50%, 09/15/31(c)	USD128	130,635
7.63%, 01/15/34(c)	USD383	387,554
Commercial Metals Co., 5.75%, 11/15/33(c)	USD168	165,005
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27(c)	USD216	214,157
5.88%, 04/15/30(c)	USD193	193,472
Mineral Resources Ltd.
6.00%, 05/01/32(c)	USD239	234,611
6.25%, 05/01/34(c)	USD107	104,289
7.00%, 04/01/31(c)	USD28	28,814
9.25%, 10/01/28(c)	USD100	102,854
Steel Dynamics, Inc., 4.00%, 12/15/28(e)	USD3,920	3,858,476
United States Steel Corp., 5.20%, 08/01/31(c)	USD6,035	5,967,095
		11,867,182
Leisure Time — 0.0%
Carnival Corp. Ltd., 5.75%, 08/01/32(c)	USD100	99,078
Gaia Purchaser, Inc., 7.63%, 07/15/33(c)	USD178	178,547
NCL Corp. Ltd.
5.88%, 01/15/31(c)	USD264	252,311
6.75%, 02/01/32(c)(e)	USD542	531,249
Viking Cruises Ltd.
5.88%, 10/15/33(c)	USD100	99,019
9.13%, 07/15/31(c)	USD173	181,136
		1,341,340
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 12/01/27	USD143	142,238
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(c)	USD100	90,485
4.00%, 05/01/31(c)	USD110	103,224
4.88%, 01/15/30	USD222	218,854
5.50%, 09/15/31(c)	USD246	243,736
5.88%, 04/01/29(c)	USD146	147,108
6.13%, 04/01/32(c)	USD339	341,959
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(c)(e)	USD110	101,741
5.00%, 06/01/29(c)(e)	USD200	193,932
6.63%, 01/15/32(c)	USD100	100,230
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(c)(e)	USD101	99,327
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	USD2,200	2,189,836
MGM Resorts International, 5.50%, 04/15/27	USD346	346,367
Sands China Ltd., 2.30%, 03/08/27(e)	USD3,750	3,690,263
Station Casinos LLC
4.50%, 02/15/28(c)	USD167	164,212
6.63%, 03/15/32(c)(e)	USD46	46,482
Travel and Leisure Co.
4.50%, 12/01/29(c)	USD100	96,354
6.13%, 09/01/33(c)(e)	USD187	183,629
6.25%, 06/01/31(c)	USD114	114,175
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)	USD100	97,910
Security	Par (000)	Value
Lodging (continued)
Wynn Macau Ltd.
5.63%, 08/26/28(c)	USD452	$445,988
6.75%, 02/15/34(c)	USD200	195,900
		9,353,950
Machinery — 0.1%
Esab Corp., 5.63%, 04/01/31(c)	USD206	203,509
GE Vernova, Inc., 4.25%, 02/04/31	USD5,870	5,723,573
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(c)	USD277	272,103
Terex Corp., 5.00%, 05/15/29(c)	USD136	134,095
		6,333,280
Manufacturing — 0.0%
Avient Corp., 7.13%, 08/01/30(c)	USD248	251,676
Axon Enterprise, Inc., 6.13%, 03/15/30(c)	USD200	202,322
		453,998
Media — 0.4%
AMC Global Media, Inc., 10.50%, 07/15/32(c)	USD400	412,032
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(c)(e)	USD732	597,669
4.50%, 05/01/32	USD50	43,119
4.75%, 03/01/30(c)	USD1,205	1,125,862
5.38%, 06/01/29(c)	USD320	310,773
7.00%, 02/01/33(c)(e)	USD906	868,247
7.38%, 03/01/31(c)(e)	USD265	263,962
7.38%, 02/01/36(c)(e)	USD400	380,276
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 01/15/29	USD5,020	4,645,935
Directv Financing LLC, 8.88%, 02/01/30(c)	USD100	101,501
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(c)	USD2	1,995
9.25%, 06/01/32(c)	USD229	234,332
10.00%, 02/15/31(c)	USD738	771,162
Discovery Communications LLC
6.35%, 06/01/40	USD600	469,500
5.00%, 09/20/37	USD197	144,303
Discovery Global Holdings, Inc.
3.76%, 03/15/27(e)	USD1,077	1,068,922
4.28%, 03/15/32	USD149	132,397
4.05%, 03/15/29	USD100	98,221
EchoStar Corp.
6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(f)	USD811	822,516
10.75%, 11/30/29	USD321	347,227
Gray Media, Inc., 9.63%, 07/15/32(c)(e)	USD772	780,297
iHeartCommunications, Inc., 7.75%, 08/15/30(c)	USD500	438,545
McGraw-Hill Education, Inc.
5.75%, 08/01/28(c)	USD232	230,209
7.38%, 09/01/31(c)	USD166	168,098
Nexstar Media, Inc.
6.50%, 09/15/33(c)	USD267	265,632
7.25%, 04/15/34(c)	USD583	584,307
Paramount Global
4.20%, 06/01/29	USD45	42,731
4.20%, 05/19/32	USD229	194,721
4.95%, 01/15/31	USD458	419,712

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Sinclair Television Group, Inc., 8.13%, 02/15/33(c)	USD232	$237,910
Sirius XM Radio LLC
4.13%, 07/01/30(c)	USD352	329,011
5.00%, 08/01/27(c)	USD879	877,727
Sunrise FinCo I BV, 4.88%, 07/15/31(c)	USD200	187,508
Univision Communications, Inc.
8.88%, 04/15/33(c)	USD820	793,944
9.38%, 08/01/32(c)	USD16	15,981
Versant Media Group, Inc., 7.25%, 01/30/31(c)	USD106	109,269
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(c)	USD1,090	683,056
VZ Secured Financing BV
5.00%, 01/15/32(c)	USD745	610,902
7.50%, 01/15/33(c)	USD200	179,509
		19,989,020
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(c)	USD149	144,277
Mining — 0.7%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(c)	USD200	205,776
Alumina Pty. Ltd., 6.13%, 03/15/30(c)	USD200	201,664
Arsenal AIC Parent LLC, 11.50%, 10/01/31(c)	USD525	558,592
Constellium SE, 3.75%, 04/15/29(c)(e)	USD655	626,012
ERO Copper Corp., 6.50%, 02/15/30(c)(e)	USD153	152,977
Freeport Indonesia PT
4.76%, 04/14/27(c)	USD4,300	4,283,875
4.76%, 04/14/27(a)	USD4,120	4,104,550
Glencore Funding LLC
4.00%, 03/27/27(c)	USD3,805	3,794,303
4.91%, 04/01/28(c)(e)	USD4,031	4,039,891
5.19%, 04/01/30(c)	USD5,625	5,641,675
5.34%, 04/04/27(c)	USD1,478	1,486,445
5.37%, 04/04/29(c)	USD4,220	4,272,260
5.40%, 05/08/28(c)	USD1,355	1,367,648
6.13%, 10/06/28(c)	USD2,759	2,829,484
Kaiser Aluminum Corp., 4.50%, 06/01/31(c)	USD19	17,960
Novelis Corp.
4.75%, 01/30/30(c)	USD201	192,895
6.88%, 01/30/30(c)	USD492	504,804
		34,280,811
Oil & Gas — 2.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD100	103,750
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(c)	USD298	296,950
California Resources Corp.
7.00%, 01/15/34(c)	USD229	224,290
7.25%, 01/15/35(c)	USD100	98,808
Caturus Energy LLC, 8.50%, 02/15/30(c)	USD308	319,010
Chord Energy Corp.
6.00%, 10/01/30(c)	USD101	101,338
6.75%, 03/15/33(c)	USD100	101,852
CNX Resources Corp.
5.88%, 03/01/34(c)	USD106	102,697
7.25%, 03/01/32(c)(e)	USD106	109,010
7.38%, 01/15/31(c)	USD164	167,587
Comstock Resources, Inc., 6.75%, 03/01/29(c)	USD833	818,337
Security	Par (000)	Value
Oil & Gas (continued)
Crescent Energy Finance LLC
7.63%, 04/01/32(c)	USD239	$241,521
7.88%, 04/15/32(c)	USD300	305,513
8.38%, 01/15/34(c)	USD246	253,823
9.75%, 10/15/30(c)	USD100	105,416
CVR Energy, Inc., 7.88%, 02/15/34(c)(e)	USD297	301,801
Diamondback Energy, Inc.
3.50%, 12/01/29(e)	USD4,943	4,742,915
5.15%, 01/30/30(e)	USD9,979	10,054,234
EQT Corp.
3.63%, 05/15/31(c)	USD9,963	9,247,382
3.90%, 10/01/27	USD1,197	1,185,836
4.50%, 01/15/29(e)	USD2,263	2,234,033
4.75%, 01/15/31	USD10,760	10,578,631
5.00%, 01/15/29(e)	USD2,177	2,182,798
7.00%, 02/01/30	USD4,732	4,990,336
7.50%, 06/01/30	USD14,410	15,445,836
Expand Energy Corp., 5.38%, 03/15/30	USD7,708	7,730,256
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD45	44,912
6.25%, 04/15/32(c)	USD312	302,875
7.25%, 02/15/35(c)	USD220	218,203
8.38%, 11/01/33(c)	USD305	319,996
Infinity Natural Resources LLC, 7.63%, 04/01/31(c)	USD218	217,477
Matador Resources Co.
6.00%, 04/15/34(c)	USD100	96,719
6.25%, 04/15/33(c)	USD139	136,774
6.50%, 04/15/32(c)	USD100	99,813
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(a)	USD1,900	1,902,375
Murphy Oil Corp., 6.50%, 02/15/34	USD131	129,538
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD231	238,805
Northern Oil & Gas, Inc.
7.88%, 10/15/33(c)	USD235	235,168
8.75%, 06/15/31(c)(e)	USD197	203,028
Permian Resources Operating LLC
5.88%, 07/01/29(c)(e)	USD303	303,114
7.00%, 01/15/32(c)(e)	USD312	322,982
Petrobras Global Finance BV, 6.00%, 01/27/28(e)	USD4,000	4,056,600
Petroleos Mexicanos, 6.50%, 03/13/27	USD4,200	4,235,784
QatarEnergy, 1.38%, 09/12/26(a)	USD4,200	4,184,964
SM Energy Co.
6.63%, 04/15/34(c)	USD476	473,061
6.75%, 08/01/29(c)(e)	USD352	357,107
7.00%, 08/01/32(c)	USD147	149,348
Sunoco LP
4.50%, 10/01/29(c)	USD514	497,840
4.63%, 05/01/30(c)(e)	USD68	65,475
5.63%, 03/15/31(c)(e)	USD281	277,350
7.00%, 05/01/29(c)	USD100	102,178
7.25%, 05/01/32(c)	USD160	164,960
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(c)	USD250	254,348
Transocean International Ltd., 7.88%, 10/15/32(c)	USD402	418,708
Valaris Ltd., 8.38%, 04/30/30(c)	USD320	331,296
Viper Energy Partners LLC, 4.90%, 08/01/30	USD19,950	19,690,650
		112,075,408

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(c)(e)	USD178	$180,549
Kodiak Gas Services LLC
5.88%, 04/01/31(c)	USD95	93,932
6.50%, 10/01/33(c)	USD191	190,753
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(c)	USD171	174,684
WBI Operating LLC, 6.25%, 10/15/30(c)	USD279	278,950
		918,868
Packaging & Containers — 0.1%
Ardagh Group SA
9.50%, 12/01/30(c)	USD226	239,245
11.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(c)(f)	USD207	191,860
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(c)	USD400	379,742
Ball Corp., 6.00%, 06/15/29	USD267	270,612
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(c)	USD693	688,819
8.75%, 04/15/30(c)	USD322	307,737
Crown Americas LLC, 5.25%, 04/01/30	USD101	100,777
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD166	161,024
3.75%, 02/01/30(c)(e)	USD200	186,429
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(c)	USD877	869,242
OI European Group BV, 4.75%, 02/15/30(c)	USD22	20,174
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/33(c)(e)	USD523	514,539
Sword Purchaser LLC, 10.50%, 04/15/34(c)	USD500	516,895
Trivium Packaging Finance BV, 8.25%, 07/15/30(c)	USD180	190,276
		4,637,371
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 04/15/32(c)	USD1,320	1,349,367
AbbVie, Inc., 4.13%, 03/15/31	USD2,690	2,607,725
AdaptHealth LLC
4.63%, 08/01/29(c)	USD100	96,412
5.13%, 03/01/30(c)	USD212	204,424
Bayer U.S. Finance LLC, 5.13%, 07/20/31(c)	USD4,330	4,292,592
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)	USD100	103,033
7.00%, 03/10/55, (5-year CMT + 2.89%)(b)	USD500	514,822
Eli Lilly & Co., 4.38%, 05/20/31(e)	USD4,790	4,705,073
Endo Finance Holdings LP, 8.50%, 04/15/31(c)(e)	USD100	105,312
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(c)	USD366	340,376
7.75%, 05/01/33(c)	USD216	217,369
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD200	195,795
Merck & Co., Inc., 4.15%, 03/15/31	USD2,580	2,509,712
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD271	269,726
4.75%, 05/09/27	USD279	277,954
		17,789,692
Security	Par (000)	Value
Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD401	$399,747
5.75%, 01/15/28(c)	USD27	26,979
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(c)	USD138	141,770
Buckeye Partners LP, 4.13%, 12/01/27	USD200	196,624
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29(e)	USD6,748	6,507,994
5.13%, 06/30/27(e)	USD2,186	2,189,917
Cheniere Energy Partners LP
3.25%, 01/31/32	USD516	466,848
4.00%, 03/01/31(e)	USD18,580	17,733,938
4.50%, 10/01/29	USD14,001	13,848,722
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)	USD250	243,410
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(c)	USD100	100,481
7.38%, 06/30/33(c)	USD211	215,779
8.63%, 03/15/29(c)	USD71	73,686
Enbridge, Inc.
5.25%, 04/05/27(e)	USD280	281,474
5.30%, 04/05/29(e)	USD465	471,122
Energy Transfer LP
4.20%, 04/15/27(e)	USD1,684	1,681,615
4.55%, 01/15/31(e)	USD2,370	2,319,554
5.20%, 04/01/30	USD1,400	1,409,672
5.25%, 07/01/29(e)	USD3,457	3,497,116
5.50%, 06/01/27	USD2,943	2,960,021
6.10%, 12/01/28	USD5,606	5,762,388
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)	USD185	185,021
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)	USD325	341,074
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)	USD516	503,216
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	USD200	206,567
8.00%, 05/15/33	USD220	228,870
8.25%, 01/15/29	USD187	192,848
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(c)	USD37	37,469
8.25%, 01/15/32(c)	USD100	104,248
Harvest Midstream I LP
6.75%, 05/15/34(c)	USD112	112,446
7.50%, 05/15/32(c)	USD183	187,627
Hess Midstream Operations LP, 5.50%, 10/15/30(c)	USD175	174,378
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(c)	USD100	101,116
7.38%, 07/15/32(c)	USD100	103,367
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD380	375,730
Kinetik Holdings LP, 6.63%, 12/15/28(c)	USD362	367,993
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)	USD135	133,160
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(e)	USD2,485	2,466,559
4.50%, 05/15/30	USD5,747	5,650,806
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55, (5-year CMT + 3.67%)(b)	USD175	184,669

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD65	$64,923
6.00%, 09/01/31(c)	USD54	53,135
6.75%, 03/15/34(c)	USD154	154,957
7.38%, 02/15/29(c)(e)	USD201	205,569
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD190	191,193
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(c)	USD100	101,787
3.88%, 08/15/29(c)	USD626	595,305
4.13%, 08/15/31(c)	USD100	92,633
Venture Global LNG, Inc.
6.38%, 12/15/34(c)	USD225	219,132
9.50%, 02/01/29(c)	USD617	660,449
9.88%, 02/01/32(c)	USD931	991,215
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(c)	USD545	553,634
7.50%, 05/01/33(c)	USD514	557,700
7.75%, 05/01/35(c)	USD369	408,945
		77,036,598
Real Estate — 0.0%
CoreLogic, Inc., 12.00%, 02/01/32(c)	USD127	118,981
Howard Hughes Corp.(The)
4.38%, 02/01/31(c)	USD241	225,220
5.88%, 03/01/32(c)	USD70	68,376
6.13%, 03/01/34(c)	USD100	97,483
		510,060
Real Estate Investment Trusts — 2.1%
American Tower Corp.
2.90%, 01/15/30	USD600	560,293
3.55%, 07/15/27	USD609	604,135
3.65%, 03/15/27(e)	USD3,679	3,662,616
4.90%, 03/15/30	USD9,090	9,054,013
5.00%, 01/31/30	USD726	726,419
5.20%, 02/15/29	USD3,404	3,432,027
5.50%, 03/15/28	USD920	930,414
Crown Castle, Inc., 3.65%, 09/01/27	USD1,183	1,171,041
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	USD6,960	6,713,755
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	USD6,055	5,912,432
5.25%, 08/15/31	USD11,610	11,538,951
Equinix, Inc.
1.55%, 03/15/28	USD892	848,512
1.80%, 07/15/27(e)	USD2,345	2,286,902
2.00%, 05/15/28	USD1,730	1,649,596
2.15%, 07/15/30	USD3,295	2,943,782
3.20%, 11/18/29(e)	USD7,781	7,354,512
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	USD2,179	2,079,739
5.30%, 01/15/29(e)	USD2,548	2,550,515
Iron Mountain, Inc.
4.88%, 09/15/27(c)	USD517	515,307
4.88%, 09/15/29(c)	USD261	254,640
5.25%, 03/15/28(c)	USD242	241,125
5.25%, 07/15/30(c)	USD475	464,175
Millrose Properties, Inc.
6.25%, 09/15/32(c)	USD209	208,823
6.38%, 08/01/30(c)	USD112	112,828
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(c)	USD336	$335,547
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/32(c)	USD256	260,333
7.25%, 07/15/28(c)	USD122	124,250
SBA Communications Corp.
3.88%, 02/15/27	USD370	367,557
4.88%, 01/15/30	USD7,390	7,358,724
Service Properties Trust
4.38%, 02/15/30	USD488	442,130
4.95%, 10/01/29	USD116	108,418
8.88%, 06/15/32(e)	USD107	109,945
Starwood Property Trust, Inc.
5.25%, 10/15/28(c)	USD132	130,824
6.00%, 04/15/30(c)	USD108	108,278
6.13%, 06/01/31(c)	USD100	99,763
6.50%, 07/01/30(c)	USD392	398,129
VICI Properties LP
4.75%, 02/15/28	USD8,000	7,984,270
4.95%, 02/15/30	USD1,128	1,115,180
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(c)	USD603	584,739
4.13%, 08/15/30(c)	USD6,173	5,866,997
4.25%, 12/01/26(c)	USD2,465	2,461,767
4.50%, 09/01/26(c)(e)	USD4,747	4,746,502
4.63%, 12/01/29(c)	USD512	500,310
5.75%, 02/01/27(c)	USD4,515	4,526,391
		103,446,606
Retail — 0.2%
Advance Auto Parts, Inc.
7.00%, 08/01/30(c)	USD306	313,538
7.38%, 08/01/33(c)	USD267	275,579
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD104	102,857
4.75%, 03/01/30	USD100	96,993
Bath & Body Works, Inc., 6.63%, 10/01/30(c)	USD270	274,365
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.88%, 01/15/28(c)	USD100	97,982
4.38%, 01/15/28(c)	USD575	566,912
5.63%, 09/15/29(c)	USD160	159,598
6.13%, 06/15/29(c)	USD100	101,042
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(c)(f)	USD364	400,371
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(c)(e)	USD405	397,716
FirstCash, Inc.
4.63%, 09/01/28(c)	USD365	358,255
6.88%, 03/01/32(c)	USD100	101,437
Gap, Inc. (The), 3.63%, 10/01/29(c)	USD252	237,066
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)(e)	USD275	265,394
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD200	199,210
Kohl's Corp., 5.13%, 05/01/31	USD248	222,266
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)(e)	USD217	211,672
8.25%, 08/01/31(c)	USD266	277,128
Lithia Motors, Inc.
3.88%, 06/01/29(c)	USD18	17,282

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.63%, 12/15/27(c)	USD100	$99,518
5.50%, 10/01/30(c)	USD79	77,869
Michaels Companies, Inc. (The), 8.50%, 03/15/33(c)	USD556	550,788
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD100	98,222
Nordstrom, Inc., 4.38%, 04/01/30(e)	USD63	60,211
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(c)	USD700	696,440
QXO Building Products, Inc.
6.50%, 07/15/31(c)	USD29	29,118
6.75%, 04/30/32(c)	USD533	544,332
6.88%, 07/15/34(c)	USD160	160,239
Sonic Automotive, Inc., 4.88%, 11/15/31(c)(e)	USD100	95,515
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)(e)	USD100	94,223
Yum! Brands, Inc., 4.75%, 01/15/30(c)	USD357	349,230
		7,532,368
Semiconductors — 0.7%
Broadcom, Inc.
2.45%, 02/15/31	USD4,550	4,050,299
4.00%, 04/15/29	USD1,747	1,711,731
4.15%, 11/15/30	USD3,990	3,835,703
4.20%, 10/15/30	USD1,350	1,302,825
4.30%, 01/15/31(e)	USD3,935	3,804,053
4.60%, 07/15/30	USD1,960	1,925,050
4.75%, 04/15/29	USD1,387	1,384,487
Entegris, Inc.
4.38%, 04/15/28(c)	USD119	116,813
4.75%, 04/15/29(c)	USD74	72,765
Foundry JV Holdco LLC, 5.50%, 01/25/31(c)(e)	USD3,100	3,126,982
Kioxia Holdings Corp., 6.25%, 07/24/30(c)	USD200	204,527
NVIDIA Corp., 4.50%, 06/15/31	USD11,450	11,205,942
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	USD287	270,676
		33,011,853
Software — 0.7%
Cloud Software Group LLC
6.63%, 08/15/33(c)	USD682	594,602
8.25%, 06/30/32(c)	USD377	356,637
9.00%, 09/30/29(c)(e)	USD552	540,823
Cloud Software Group, Inc., 6.50%, 03/31/29(c)	USD177	172,958
CoreWeave, Inc.
9.00%, 02/01/31(c)	USD94	84,853
9.25%, 06/01/30(c)(e)	USD261	243,919
9.63%, 07/15/32(c)	USD639	571,925
9.75%, 10/01/31(c)	USD880	798,479
Fair Isaac Corp.
6.00%, 05/15/33(c)	USD256	247,771
6.25%, 09/15/34(c)	USD223	215,430
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(c)	USD150	155,426
8.75%, 07/01/34(c)	USD782	823,827
Open Text Corp., 3.88%, 12/01/29(c)	USD201	184,869
Open Text Holdings, Inc.
4.13%, 02/15/30(c)(e)	USD212	195,579
4.13%, 12/01/31(c)(e)	USD139	122,649
Oracle Corp.
2.30%, 03/25/28(e)	USD2,334	2,223,702
2.80%, 04/01/27	USD1,725	1,703,679
2.95%, 04/01/30	USD600	539,775
Security	Par (000)	Value
Software (continued)
3.25%, 11/15/27	USD479	$468,065
4.20%, 09/27/29	USD2,721	2,607,022
4.45%, 09/26/30	USD3,886	3,668,221
4.95%, 02/04/31(e)	USD19,305	18,439,500
Rocket Software, Inc., 9.00%, 11/28/28(c)(e)	USD356	352,364
SS&C Technologies, Inc.
5.50%, 09/30/27(c)	USD255	254,649
6.50%, 06/01/32(c)	USD115	115,851
UKG, Inc., 6.88%, 02/01/31(c)	USD575	563,364
		36,245,939
Telecommunications — 0.9%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(c)(e)	USD529	517,102
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(c)	USD305	297,459
APLD ComputeCo LLC, 9.25%, 12/15/30(c)	USD534	567,512
AT&T, Inc.
1.65%, 02/01/28	USD3,194	3,054,397
4.35%, 03/01/29	USD730	721,040
4.70%, 08/15/30	USD511	504,557
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(e)	USD254	256,115
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)	USD100	100,796
Black Pearl Compute LLC, 6.13%, 02/15/31(c)	USD207	206,653
Cipher Compute LLC, 7.13%, 11/15/30(c)	USD100	102,001
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD243	254,902
Core Scientific Finance I LLC, 7.75%, 05/15/31(c)(e)	USD626	612,995
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(c)	USD371	381,898
ELK Grove Village Property LLC, 7.50%, 06/15/31(c)(e)	USD896	863,074
Fibercop SpA, Series 2034, 6.00%, 09/30/34(c)	USD400	385,467
Iliad Holding SAS
7.00%, 10/15/28(c)	USD200	200,484
8.50%, 04/15/31(c)	USD352	370,269
Level 3 Financing, Inc.
6.88%, 06/30/33(c)	USD524	530,261
7.50%, 02/15/37(c)(e)	USD126	125,216
8.50%, 01/15/36(c)	USD561	583,654
Meridian Arc Holdco LLC, 6.25%, 04/30/31(c)	USD944	907,026
Motorola Solutions, Inc., 4.60%, 05/23/29	USD119	118,319
NTT Finance Corp., 4.88%, 07/16/30(c)	USD492	486,771
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(c)	USD1,236	1,163,841
Rogers Communications, Inc.
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)	USD550	553,301
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)	USD300	302,776
Sable International Finance Ltd., 7.13%, 10/15/32(c)	USD209	206,046
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(c)	USD713	662,089
TELUS Corp.
6.38%, 06/09/56, (5-year CMT + 2.69%)(b)	USD177	174,734
6.63%, 06/09/56, (5-year CMT + 2.52%)(b)	USD383	374,065
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)	USD22	22,176
T-Mobile USA, Inc.
2.63%, 02/15/29(e)	USD1,393	1,319,343
3.38%, 04/15/29	USD4,998	4,807,439
3.50%, 04/15/31(e)	USD3,920	3,656,704
3.75%, 04/15/27	USD2,830	2,815,942
3.88%, 04/15/30	USD6,598	6,336,821

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.85%, 01/15/29	USD3,045	$3,048,538
4.95%, 03/15/28	USD3,078	3,090,624
Uniti Services LLC, 7.50%, 10/15/33(c)	USD259	264,668
VMED O2 U.K. Financing I PLC
4.75%, 07/15/31(c)	USD372	294,084
6.75%, 01/15/33(c)	USD398	318,628
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(b)	USD279	255,716
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)	USD351	360,477
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD871	906,736
WULF Compute LLC, 7.75%, 10/15/30(c)	USD442	459,223
Zayo Group Holdings, Inc., 9.25%, 03/09/30, (5.75 % Cash and 0.50 % PIK)(c)(f)	USD131	131,207
		43,673,146
Transportation — 0.1%
Ryder System, Inc.
4.85%, 06/15/30	USD813	810,007
4.90%, 12/01/29(e)	USD49	49,063
5.25%, 06/01/28	USD92	92,857
5.30%, 03/15/27(e)	USD3,312	3,325,709
5.50%, 06/01/29	USD528	537,305
5.65%, 03/01/28	USD137	138,903
6.30%, 12/01/28	USD125	129,062
		5,082,906
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC, 7.00%, 05/01/31(c)	USD911	936,315
WL Collateral CMO — 0.2%
Turquoise V Trust
5.36%, 06/12/67, (1-mo. BB Swap + 1.05%)(a)(b)	AUD6,270	4,405,831
5.76%, 06/12/67, (1-mo. BB Swap + 1.45%)(a)(b)	AUD3,060	2,149,842
5.91%, 06/12/67, (1-mo. BB Swap + 1.60%)(a)(b)	AUD590	413,877
6.16%, 06/12/67, (1-mo. BB Swap + 1.85%)(a)(b)	AUD500	351,285
		7,320,835
Total Corporate Bonds & Notes — 35.3% (Cost: $1,733,483,972)		1,721,363,058
Foreign Government Obligations
Canada — 0.2%
CPPIB Capital, Inc., 3.88%, 02/15/31(c)(e)	$10,175	9,913,037
Dominican Republic — 0.1%
Dominican Republic International Bonds, 5.95%, 01/25/27(c)	4,200	4,217,934
France — 0.2%
Caisse d'Amortissement de la Dette Sociale, 4.00%, 02/12/31(c)	10,986	10,679,736
Guatemala — 0.1%
Guatemala Government Bonds, 4.38%, 06/05/27(a)	5,000	4,960,000
Security	Par (000)	Value
Jordan — 0.0%
Jordan Government International Bonds, 7.75%, 01/15/28(a)	$2,300	$2,357,500
Morocco — 0.1%
Morocco Government International Bonds
2.38%, 12/15/27(c)(e)	2,717	2,619,758
5.95%, 03/08/28(c)	1,033	1,044,983
		3,664,741
Oman — 0.1%
Oman Government International Bonds, 6.75%, 10/28/27(c)	3,750	3,820,313
Romania — 0.1%
Romanian Government International Bonds, 3.00%, 02/27/27(a)	4,200	4,147,500
South Africa — 0.1%
Republic of South Africa Government International Bonds, 4.85%, 09/27/27	4,000	3,996,040
Total Foreign Government Obligations — 1.0% (Cost: $48,329,719)		47,756,801
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	1,010	1,048,287
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, RB, 6.35%, 07/01/49	1,390	1,418,998
Total Municipal Debt Obligations — 0.1% (Cost: $2,400,000)		2,467,285
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.4%
Federal National Mortgage Association, 2.02%, 05/01/30	5,755	5,232,821
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	5,913	5,069,377
3.00%, 04/01/33	4,956	4,716,377
3.50%, 12/01/31	2,933	2,851,429
3.50%, 02/01/32	3,965	3,850,851
		21,720,855
U.S. Government Obligations — 29.2%
U.S. Treasury Notes
0.38%, 07/31/27	54,610	52,608,629
0.50%, 04/30/27	599,965	584,492,467
1.00%, 07/31/28	36,010	33,773,441
1.25%, 06/30/28	170,600	161,230,327
1.75%, 01/31/29	73,500	69,078,516
3.38%, 09/15/28	12,370	12,141,928
3.50%, 01/15/29	185,780	182,274,854
3.50%, 02/15/29	140,000	137,249,218
3.88%, 03/15/28(e)	15,000	14,912,109
3.88%, 04/15/29(e)	89,750	88,719,277
3.88%, 05/15/29	23,000	22,726,875

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 08/31/28	$62,785	$62,895,364
		1,422,103,005
Total U.S. Government & Agency Obligations — 29.6% (Cost: $1,457,420,240)		1,443,823,860
Floating Rate Loan Interests
Entertainment — 0.2%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 06/03/33	8,608	8,613,635
Total Floating Rate Loan Interests — 0.2% (Cost: $8,586,691)		8,613,635
	Shares
Common Stocks
Containers & Packaging — 0.0%
Labels Buyer LLC, NVS	34	2,822
Total Common Stocks — 0.0% (Cost $0)		2,822
Investment Companies
Investment Grade Bonds — 0.2%
iShares AAA CLO Active ETF(i)	165,000	8,579,175
Total Investment Companies — 0.2% (Cost $8,563,150)		8,579,175
Preferred Stocks
Containers & Packaging — 0.0%
Labels Buyer LLC, Preference Shares, NVS(j)	58	46,110
Total Preferred Stocks — 0.0% (Cost $48,000)		46,110
Warrants
Packaging & Containers — 0.0%
Labels Buyer LLC	54	101
Total Warrants — 0.0% (Cost $0)		101
Total Long-Term Investments — 97.5% (Cost: $4,774,533,293)		4,750,261,194
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(i)(k)(l)	132,151,877	$132,191,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(i)(k)	99,590,000	99,590,000
Total Short-Term Securities — 4.8% (Cost: $231,775,111)		231,781,522
Total Investments Before Options Written — 102.3% (Cost: $5,006,308,404)		4,982,042,716
Options Written — (0.0%) (Premiums Received: $(577,728))		(1,125,000)
Total Investments, Net of Options Written — 102.3% (Cost: $5,005,730,676)		4,980,917,716
Liabilities in Excess of Other Assets — (2.3)%		(110,012,093)
Net Assets — 100.0%		$4,870,905,623

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $898,326, representing less than 0.05% of its net assets as of period end, and an original cost of $907,451.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Perpetual security with no stated maturity date.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,996,025	$71,273,933 (a)	$—	$(76,272)	$(2,164)	$132,191,522	132,151,877	$209,574 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	37,870,000	61,720,000 (a)	—	—	—	99,590,000	99,590,000	1,890,745	—
iShares AAA CLO Active ETF	—	8,563,150	—	—	16,025	8,579,175	165,000	98,621	—
				$(76,272)	$13,861	$240,360,697		$2,198,940	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Notes	10,755	09/30/26	$2,212,253	$(5,393,043)
Short Contracts
10-Year U.S. Treasury Notes	346	09/21/26	37,444	289,561
10-Year U.S. Ultra Treasury Notes	162	09/21/26	17,815	48,812
U.S. Long Bonds	116	09/21/26	12,600	269,464
Ultra U.S. Treasury Bonds	23	09/21/26	2,531	86,066
5-Year U.S. Treasury Notes	5,188	09/30/26	550,536	3,374,495
3-mo. SOFR	640	03/16/27	153,504	574,957
				4,643,355
				$(749,688)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	482,000	USD	634,345	Morgan Stanley & Co. International PLC	09/16/26	$15,256
USD	45,364,720	AUD	64,312,000	Barclays Bank PLC	09/16/26	145,629
USD	1,996,641	EUR	1,716,000	Deutsche Bank AG	09/16/26	14,470
USD	74,595,278	EUR	64,001,000	HSBC Bank PLC	09/16/26	666,975
USD	985,562	SEK	9,240,000	Deutsche Bank AG	09/16/26	12,994
						855,324
USD	4,969,706	AUD	7,196,000	Deutsche Bank AG	09/16/26	$(89,950)
USD	8,796,729	AUD	12,569,000	Goldman Sachs International	09/16/26	(40,794)
USD	3,205,474	AUD	4,591,000	State Street Bank & Trust Company	09/16/26	(22,553)
USD	343,463	EUR	300,000	Citibank N.A.	09/16/26	(3,071)
USD	27,295,222	EUR	23,836,000	Deutsche Bank AG	09/16/26	(238,020)
USD	3,668,453	EUR	3,208,000	Goldman Sachs International	09/16/26	(37,145)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,948,976	EUR	1,703,000	Morgan Stanley & Co. International PLC	09/16/26	$(18,179)
USD	118,584,758	GBP	88,348,000	Deutsche Bank AG	09/16/26	(483,596)
USD	25,435,469	GBP	18,952,000	Goldman Sachs International	09/16/26	(106,518)
USD	3,689,246	GBP	2,754,000	HSBC Bank PLC	09/16/26	(22,374)
USD	6,899,432	GBP	5,160,000	State Street Bank & Trust Company	09/16/26	(54,803)
USD	5,679,005	EUR	4,947,000	Deutsche Bank AG	10/16/26	(42,072)
						(1,159,075)
						$(303,751)
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
3-Month SOFR Future	1,800	12/11/26	USD	96.06	USD	431,730	$(1,125,000)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V3	5.00%	Quarterly	06/20/31	B	USD	63,716	$4,821,443	$5,067,086	$(245,643)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$634,010,540	$—	$634,010,540
Collateralized Mortgage Obligations	—	883,597,807	—	883,597,807
Corporate Bonds & Notes	—	1,716,894,165	4,468,893	1,721,363,058
Floating Rate Loan Interests	—	8,613,635	—	8,613,635
Foreign Government Obligations	—	47,756,801	—	47,756,801
Municipal Debt Obligations	—	2,467,285	—	2,467,285

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
U.S. Government & Agency Obligations	$—	$1,443,823,860	$—	$1,443,823,860
Common Stocks	—	2,822	—	2,822
Investment Companies	8,579,175	—	—	8,579,175
Preferred Stocks	—	46,110	—	46,110
Warrants	—	101	—	101
Short-Term Securities
Money Market Funds	231,781,522	—	—	231,781,522
	$240,360,697	$4,737,213,126	$4,468,893	$4,982,042,716
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$855,324	$—	$855,324
Interest Rate Contracts	4,643,355	—	—	4,643,355
Liabilities
Credit Contracts	—	(245,643)	—	(245,643)
Foreign Currency Exchange Contracts	—	(1,159,075)	—	(1,159,075)
Interest Rate Contracts	(6,518,043)	—	—	(6,518,043)
	$(1,874,688)	$(549,394)	$—	$(2,424,082)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CR	Custodian Receipt
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate

MF	Multi-Family
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate